UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
February 29, 2024
MFS®  Blended Research®  Emerging Markets
Equity Fund
BRK-SEM

MFS® Blended Research® Emerging Markets
Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Samsung Electronics Co. Ltd.	4.7%
Tencent Holdings Ltd.	3.9%
Alibaba Group Holding Ltd.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
KB Financial Group, Inc.	1.8%
Tata Consultancy Services Ltd.	1.8%
Petrobras	1.7%
Kia Corp.	1.5%
Samsung Fire & Marine Insurance Co. Ltd.	1.5%
GICS equity sectors (g)
Information Technology	23.0%
Financials	21.9%
Consumer Discretionary	12.1%
Communication Services	9.5%
Materials	7.6%
Consumer Staples	6.3%
Industrials	5.9%
Energy	4.8%
Health Care	4.5%
Utilities	2.0%
Real Estate	1.5%
Issuer country weightings (x)
China	26.3%
India	15.8%
South Korea	14.4%
Taiwan	14.1%
Brazil	6.5%
Indonesia	4.0%
South Africa	2.4%
Mexico	2.3%
Greece	2.2%
Other Countries	12.0%
Currency exposure weightings (y)
Hong Kong Dollar	19.3%
Indian Rupee	15.2%
South Korean Won	14.4%
Taiwan Dollar	14.1%
Chinese Renminbi	6.7%
Brazilian Real	6.5%
Indonesian Rupiah	4.0%
United States Dollar	3.3%
South African Rand	2.4%
Other Currencies	14.1%

1

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States (included in Other Countries) includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 29, 2024.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2023 through February 29, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/23	Ending Account Value 2/29/24	Expenses Paid During Period (p) 9/01/23-2/29/24
A	Actual	1.24%	$1,000.00	$1,056.63	$6.34
	Hypothetical (h)	1.24%	$1,000.00	$1,018.70	$6.22
B	Actual	1.99%	$1,000.00	$1,051.80	$10.15
	Hypothetical (h)	1.99%	$1,000.00	$1,014.97	$9.97
C	Actual	1.99%	$1,000.00	$1,052.01	$10.15
	Hypothetical (h)	1.99%	$1,000.00	$1,014.97	$9.97
I	Actual	0.99%	$1,000.00	$1,057.49	$5.06
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
R1	Actual	1.24%	$1,000.00	$1,056.69	$6.34
	Hypothetical (h)	1.24%	$1,000.00	$1,018.70	$6.22
R2	Actual	1.49%	$1,000.00	$1,055.39	$7.61
	Hypothetical (h)	1.49%	$1,000.00	$1,017.45	$7.47
R3	Actual	1.24%	$1,000.00	$1,056.91	$6.34
	Hypothetical (h)	1.24%	$1,000.00	$1,018.70	$6.22
R4	Actual	0.99%	$1,000.00	$1,057.88	$5.07
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
R6	Actual	0.90%	$1,000.00	$1,058.07	$4.61
	Hypothetical (h)	0.90%	$1,000.00	$1,020.39	$4.52
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the period from September 1, 2023 through February 29, 2024, the distribution fee for Class R1 was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.99%, $10.18, and $9.97 for Class R1. See Note 3 in the Notes to Financial Statements for additional information.
4

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.5%
Airlines – 0.7%
Catrion Catering Holding Co.	3,643	$129,777
Copa Holdings S.A., “A”	3,510	342,120
		$471,897
Alcoholic Beverages – 1.2%
Ambev S.A.	150,500	$380,859
Kweichow Moutai Co. Ltd., “A”	1,000	235,638
Wuliangye Yibin Co. Ltd., “A”	6,300	124,585
		$741,082
Apparel Manufacturers – 0.1%
Pou Chen Corp.	78,000	$75,262
Automotive – 5.1%
BYD Co. Ltd.	22,500	$555,495
Kia Corp.	10,118	945,998
Mahindra & Mahindra Ltd.	38,605	899,707
Maruti Suzuki India Ltd.	3,110	423,400
Yutong Bus Co. Ltd., “A”	164,600	427,218
		$3,251,818
Biotechnology – 0.7%
Hugel, Inc. (a)	3,330	$459,888
Brokerage & Asset Managers – 0.4%
B3 S.A. - Brasil Bolsa Balcao	101,000	$260,673
Moscow Exchange MICEX-RTS PJSC (a)(u)	57,902	0
		$260,673
Business Services – 4.4%
Chinasoft International Ltd.	120,000	$78,166
HCL Technologies Ltd.	25,461	510,916
Infosys Ltd.	27,472	554,600
JOYY, Inc., ADR	6,392	201,348
Tata Consultancy Services Ltd.	23,097	1,140,724
WNS (Holdings) Ltd., ADR (a)	5,614	323,928
		$2,809,682
Chemicals – 0.3%
UPL Ltd.	37,685	$213,476
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 1.0%
Elm Co.	1,177	$331,730
Kingsoft Corp.	107,200	299,166
		$630,896
Computer Software - Systems – 7.5%
Asustek Computer, Inc.	19,000	$273,494
Hon Hai Precision Industry Co. Ltd.	355,000	1,156,773
Lenovo Group Ltd.	254,000	281,267
Samsung Electronics Co. Ltd.	53,950	2,973,813
Wistron Corp.	23,000	84,041
		$4,769,388
Construction – 4.3%
Anhui Conch Cement Co. Ltd.	156,500	$342,203
Beijing New Building Materials PLC, “A”	50,300	196,424
Beijing Roborock Technology Co. Ltd., “A”	2,200	99,634
CEMEX S.A.B. de C.V. (a)	651,625	498,155
Midea Group Co. Ltd., “A”	40,800	355,236
Techtronic Industries Co. Ltd.	15,000	162,367
Ultratech Cement Ltd.	4,827	575,890
Zhejiang Supor Co. Ltd., “A”	63,700	489,533
		$2,719,442
Consumer Products – 0.5%
AmorePacific Corp.	3,683	$330,795
Consumer Services – 0.1%
KE Holdings, Inc., ADR	6,760	$91,868
Electrical Equipment – 0.3%
Voltronic Power Technology Corp.	4,000	$203,104
Electronics – 11.1%
MediaTek, Inc.	15,000	$540,977
Novatek Microelectronics Corp.	27,000	513,358
Realtek Semiconductor Corp.	11,000	198,010
Taiwan Semiconductor Manufacturing Co. Ltd.	257,000	5,610,022
Tripod Technology Corp.	38,000	250,052
		$7,112,419
Energy - Independent – 0.9%
Hindustan Petroleum Corp. Ltd.	50,471	$310,071
Reliance Industries Ltd.	6,946	244,746
		$554,817
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 4.3%
LUKOIL PJSC (a)(u)	9,157	$0
MOL Hungarian Oil & Gas PLC	28,240	224,690
Oil & Natural Gas Corp. Ltd.	108,625	346,641
Petrobras	134,800	1,117,752
PetroChina Co. Ltd.	1,058,000	833,752
Sasol Ltd.	26,678	201,309
		$2,724,144
Energy - Renewables – 0.3%
Mytilineos S.A.	4,818	$187,463
Engineering - Construction – 1.3%
Budimex S.A.	1,964	$359,049
Doosan Bobcat, Inc.	13,385	471,933
		$830,982
Food & Beverages – 2.7%
AVI Ltd.	75,717	$353,004
Gruma S.A.B. de C.V.	15,557	277,045
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	163,864	645,820
Orion Corp.	4,575	319,178
PT Indofood Sukses Makmur Tbk	288,400	121,581
		$1,716,628
Food & Drug Stores – 0.6%
BGF Retail Co., Ltd.	1,414	$140,275
BIM Birlesik Magazalar A.S.	18,048	224,361
		$364,636
Forest & Paper Products – 0.3%
PT Indah Kiat Pulp & Paper Tbk	395,100	$219,360
Gaming & Lodging – 0.2%
OPAP S.A.	8,645	$157,625
Insurance – 3.9%
China Pacific Insurance Co. Ltd.	180,400	$344,233
DB Insurance Co. Ltd.	8,751	649,293
Ping An Insurance Co. of China Ltd., “H”	130,000	582,796
Samsung Fire & Marine Insurance Co. Ltd.	4,152	929,180
		$2,505,502
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 6.1%
MakeMyTrip Ltd. (a)	5,682	$350,523
NetEase, Inc.	29,700	668,387
NetEase, Inc., ADR	3,749	404,592
Tencent Holdings Ltd.	70,000	2,478,319
		$3,901,821
Major Banks – 2.6%
Bandhan Bank Ltd.	153,234	$361,480
Bank of China Ltd.	764,000	300,545
National Bank of Greece S.A (a)	47,066	368,495
Nedbank Group Ltd.	52,753	602,864
		$1,633,384
Medical & Health Technology & Services – 0.4%
OdontoPrev S.A.	112,700	$273,186
Medical Equipment – 0.3%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., “A”	4,300	$172,867
Metals & Mining – 4.4%
African Rainbow Minerals Ltd.	11,527	$101,471
Alrosa PJSC (a)(u)	143,843	0
Aluminum Corp. of China Ltd.	422,000	211,283
Hindalco Industries Ltd.	38,433	233,543
Industries Qatar Q.P.S.C.	175,727	622,598
Jiangxi Copper Co. Ltd., “H”	228,700	340,589
Kumba Iron Ore Ltd.	9,393	262,960
POSCO Holdings, Inc.	477	154,570
Vale S.A.	63,500	855,719
		$2,782,733
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	102,600	$310,572
Other Banks & Diversified Financials – 15.0%
Akbank T.A.S.	65,010	$86,551
Bangkok Bank Public Co. Ltd.	132,000	522,627
Bank Negara Indonesia PT	1,246,500	475,915
Bank of Communications Co. Ltd.	147,000	96,504
BNK Financial Group, Inc.	43,365	244,246
China Construction Bank Corp.	1,050,000	654,448
China Merchants Bank Co. Ltd.	153,000	596,992
Credicorp Ltd.	2,851	487,179
Emirates NBD Bank PJSC	147,539	735,094
Hana Financial Group, Inc.	6,288	267,273
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
HDFC Bank Ltd.	34,230	$579,360
HDFC Bank Ltd., ADR	1,507	80,624
IndusInd Bank Ltd.	27,157	483,064
KB Financial Group, Inc.	23,945	1,141,865
Kotak Mahindra Bank Ltd.	22,896	466,515
Krung Thai Bank PCL	223,400	100,286
Power Finance Corp. Ltd.	70,278	339,625
PT Bank Central Asia Tbk	612,000	384,569
PT Bank Mandiri Tbk	1,488,200	662,895
Sberbank of Russia PJSC (a)(u)	177,552	0
Shriram Transport Finance Co. Ltd.	20,196	593,972
Tisco Financial Group PCL	124,300	348,310
Yapi Kredi	320,600	237,128
		$9,585,042
Pharmaceuticals – 3.1%
China Medical System Holdings Ltd.	77,000	$126,473
China Resources Pharmaceutical Group Ltd.	154,000	104,247
Dr. Reddy's Laboratories Ltd.	2,598	201,290
Gedeon Richter PLC	6,816	181,459
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., “A”	62,200	255,778
Shanghai Pharmaceuticals Holding Co. Ltd., “H”	57,300	92,213
Sinopharm Group Co. Ltd., “H”	94,400	264,650
Sun Pharmaceutical Industries Ltd.	40,396	768,762
		$1,994,872
Railroad & Shipping – 0.5%
Evergreen Marine Corp. (Taiwan) Ltd.	25,000	$130,894
Rumo S.A.	45,100	206,126
		$337,020
Real Estate – 1.0%
Aldar Properties PJSC	130,171	$195,986
Emaar Properties PJSC	199,317	440,641
		$636,627
Restaurants – 0.7%
Jollibee Foods Corp.	39,210	$190,976
Yum China Holdings, Inc.	6,750	289,507
		$480,483
Specialty Chemicals – 0.2%
Saudi Aramco Base Oil Co.	3,085	$138,197
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 6.3%
Alibaba Group Holding Ltd.	134,600	$1,253,252
Alibaba Group Holding Ltd., ADR	975	72,179
Cencosud S.A.	90,783	163,042
JD.com, Inc., “A”	9,678	110,074
Meituan, “B” (a)	44,260	451,108
Multiplan Empreendimentos Imobiliarios S.A.	43,475	230,970
PDD Holdings, Inc., ADR (a)	6,363	792,448
Vipshop Holdings Ltd., ADR (a)	12,942	249,134
Walmart de Mexico S.A.B. de C.V.	171,298	685,926
		$4,008,133
Telecommunications - Wireless – 2.0%
Etihad Etisalat Co.	20,517	$302,533
Ooredoo Q.P.S.C.	37,715	117,775
PT Telekom Indonesia	2,792,100	710,684
Turkcell Iletisim Hizmetleri A.S.	70,834	151,845
		$1,282,837
Telephone Services – 1.1%
Hellenic Telecommunications Organization S.A.	47,198	$712,122
Utilities - Electric Power – 1.1%
CEZ A.S. (Czech Republic)	8,352	$285,345
China Resources Power Holdings Co. Ltd.	150,000	323,776
Power Grid Corp. of India Ltd.	25,472	86,892
		$696,013
Total Common Stocks (Identified Cost, $54,648,948)		$62,348,756
Preferred Stocks – 1.6%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	4,156	$198,499
Metals & Mining – 0.8%
Gerdau S.A.	119,310	$516,016
Utilities - Electric Power – 0.5%
Companhia Energetica de Minas Gerais	116,400	$280,282
Total Preferred Stocks (Identified Cost, $987,111)		$994,797
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.37% (v) (Identified Cost, $813,327)	813,327	$813,327

Other Assets, Less Liabilities – (0.4)%		(240,746)
Net Assets – 100.0%		$63,916,134

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $813,327 and $63,343,553, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PCL	Public Company Limited
See Notes to Financial Statements
11

Financial Statements
Statement of Assets and Liabilities
At 2/29/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $55,636,059)	$63,343,553
Investments in affiliated issuers, at value (identified cost, $813,327)	813,327
Foreign currency, at value (identified cost, $14,605)	14,605
Receivables for
Fund shares sold	6,335
Dividends	120,869
Receivable from investment adviser	33,166
Other assets	314
Total assets	$64,332,169
Liabilities
Payables for
Fund shares reacquired	$11,507
Payable to affiliates
Administrative services fee	107
Shareholder servicing costs	10,783
Distribution and service fees	83
Payable for independent Trustees' compensation	500
Deferred foreign capital gains tax expense payable	190,016
Payable for custodian fee	100,319
Payable for audit and tax fees	73,006
Accrued expenses and other liabilities	29,714
Total liabilities	$416,035
Net assets	$63,916,134
Net assets consist of
Paid-in capital	$61,206,990
Total distributable earnings (loss)	2,709,144
Net assets	$63,916,134
Shares of beneficial interest outstanding	5,061,071
12

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,982,055	315,423	$12.62
Class B	260,672	20,847	12.50
Class C	170,096	13,571	12.53
Class I	33,743,219	2,675,273	12.61
Class R1	75,902	6,064	12.52
Class R2	77,420	6,146	12.60
Class R3	123,141	9,759	12.62
Class R4	117,498	9,294	12.64
Class R6	25,366,131	2,004,694	12.65

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.39 [100 / 94.25 x $12.62]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
13

Financial Statements
Statement of Operations
Six months ended 2/29/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$558,020
Dividends from affiliated issuers	21,661
Other	5,242
Foreign taxes withheld	(71,723)
Total investment income	$513,200
Expenses
Management fee	$202,273
Distribution and service fees	7,452
Shareholder servicing costs	18,835
Administrative services fee	9,093
Independent Trustees' compensation	1,530
Custodian fee	99,109
Shareholder communications	4,957
Audit and tax fees	66,559
Legal fees	126
Registration fees	61,981
Miscellaneous	15,518
Total expenses	$487,433
Reduction of expenses by investment adviser	(223,283)
Net expenses	$264,150
Net investment income (loss)	$249,050
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $44,618 foreign capital gains tax)	$(876,692)
Affiliated issuers	(189)
Foreign currency	(14,814)
Net realized gain (loss)	$(891,695)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $129,929 increase in deferred foreign capital gains tax)	$4,180,975
Affiliated issuers	(52)
Translation of assets and liabilities in foreign currencies	(1,137)
Net unrealized gain (loss)	$4,179,786
Net realized and unrealized gain (loss)	$3,288,091
Change in net assets from operations	$3,537,141
See Notes to Financial Statements
14

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23
Change in net assets
From operations
Net investment income (loss)	$249,050	$1,339,722
Net realized gain (loss)	(891,695)	(2,169,465)
Net unrealized gain (loss)	4,179,786	3,203,116
Change in net assets from operations	$3,537,141	$2,373,373
Total distributions to shareholders	$(1,650,757)	$(1,376,015)
Change in net assets from fund share transactions	$13,732,333	$7,306,790
Total change in net assets	$15,618,717	$8,304,148
Net assets
At beginning of period	48,297,417	39,993,269
At end of period	$63,916,134	$48,297,417
See Notes to Financial Statements
15

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$12.24	$12.11	$15.96	$12.97	$12.12	$13.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.32	$0.37	$0.23	$0.24	$0.25
Net realized and unrealized gain (loss)	0.64	0.12	(3.70)	2.96	0.81	(1.20)
Total from investment operations	$0.68	$0.44	$(3.33)	$3.19	$1.05	$(0.95)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.31)	$(0.25)	$(0.20)	$(0.20)	$(0.22)
From net realized gain	—	—	(0.27)	—	—	(0.37)
Total distributions declared to shareholders	$(0.30)	$(0.31)	$(0.52)	$(0.20)	$(0.20)	$(0.59)
Net asset value, end of period (x)	$12.62	$12.24	$12.11	$15.96	$12.97	$12.12
Total return (%) (r)(s)(t)(x)	5.66(n)	3.79	(21.42)	24.78	8.63	(6.77)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.08(a)	2.44	1.94	1.82	2.39	2.95
Expenses after expense reductions	1.24(a)	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	0.71(a)(l)	2.69	2.62	1.50	1.98	2.01
Portfolio turnover	26(n)	63	58	60	63	64
Net assets at end of period (000 omitted)	$3,982	$4,331	$4,797	$7,869	$5,702	$5,174
See Notes to Financial Statements
16

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$12.09	$11.96	$15.75	$12.81	$11.99	$13.54
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.23	$0.28	$0.11	$0.15	$0.21
Net realized and unrealized gain (loss)	0.62	0.13	(3.67)	2.93	0.80	(1.25)
Total from investment operations	$0.62	$0.36	$(3.39)	$3.04	$0.95	$(1.04)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.23)	$(0.13)	$(0.10)	$(0.13)	$(0.14)
From net realized gain	—	—	(0.27)	—	—	(0.37)
Total distributions declared to shareholders	$(0.21)	$(0.23)	$(0.40)	$(0.10)	$(0.13)	$(0.51)
Net asset value, end of period (x)	$12.50	$12.09	$11.96	$15.75	$12.81	$11.99
Total return (%) (r)(s)(t)(x)	5.18(n)	3.07	(21.98)	23.77	7.88	(7.51)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.83(a)	3.18	2.71	2.58	3.19	3.70
Expenses after expense reductions	1.99(a)	1.99	1.99	1.99	1.99	1.99
Net investment income (loss)	(0.04)(a)(l)	1.96	2.02	0.72	1.22	1.63
Portfolio turnover	26(n)	63	58	60	63	64
Net assets at end of period (000 omitted)	$261	$256	$276	$403	$312	$391
See Notes to Financial Statements
17

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$12.11	$11.95	$15.72	$12.78	$11.95	$13.50
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.23	$0.26	$0.11	$0.15	$0.16
Net realized and unrealized gain (loss)	0.62	0.13	(3.65)	2.93	0.78	(1.19)
Total from investment operations	$0.62	$0.36	$(3.39)	$3.04	$0.93	$(1.03)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.20)	$(0.11)	$(0.10)	$(0.10)	$(0.15)
From net realized gain	—	—	(0.27)	—	—	(0.37)
Total distributions declared to shareholders	$(0.20)	$(0.20)	$(0.38)	$(0.10)	$(0.10)	$(0.52)
Net asset value, end of period (x)	$12.53	$12.11	$11.95	$15.72	$12.78	$11.95
Total return (%) (r)(s)(t)(x)	5.20(n)	3.08	(22.02)	23.87	7.78	(7.51)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.84(a)	3.18	2.69	2.58	3.19	3.70
Expenses after expense reductions	1.99(a)	1.99	1.99	1.99	1.99	1.99
Net investment income (loss)	(0.03)(a)(l)	1.95	1.85	0.72	1.22	1.31
Portfolio turnover	26(n)	63	58	60	63	64
Net assets at end of period (000 omitted)	$170	$177	$224	$410	$344	$420
See Notes to Financial Statements
18

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$12.26	$12.14	$16.00	$13.00	$12.16	$13.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.36	$0.39	$0.28	$0.29	$0.29
Net realized and unrealized gain (loss)	0.64	0.12	(3.69)	2.96	0.80	(1.22)
Total from investment operations	$0.69	$0.48	$(3.30)	$3.24	$1.09	$(0.93)
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.36)	$(0.29)	$(0.24)	$(0.25)	$(0.25)
From net realized gain	—	—	(0.27)	—	—	(0.37)
Total distributions declared to shareholders	$(0.34)	$(0.36)	$(0.56)	$(0.24)	$(0.25)	$(0.62)
Net asset value, end of period (x)	$12.61	$12.26	$12.14	$16.00	$13.00	$12.16
Total return (%) (r)(s)(t)(x)	5.75(n)	4.06	(21.21)	25.10	8.89	(6.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.80(a)	2.19	1.67	1.57	1.91	2.70
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.87(a)(l)	2.98	2.77	1.83	2.46	2.26
Portfolio turnover	26(n)	63	58	60	63	64
Net assets at end of period (000 omitted)	$33,743	$20,793	$17,811	$33,247	$21,273	$1,811
See Notes to Financial Statements
19

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$12.15	$12.03	$15.84	$12.84	$12.01	$13.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.32	$0.39	$0.17	$0.15	$0.17
Net realized and unrealized gain (loss)	0.64	0.12	(3.70)	2.94	0.80	(1.20)
Total from investment operations	$0.68	$0.44	$(3.31)	$3.11	$0.95	$(1.03)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.32)	$(0.23)	$(0.11)	$(0.12)	$(0.16)
From net realized gain	—	—	(0.27)	—	—	(0.37)
Total distributions declared to shareholders	$(0.31)	$(0.32)	$(0.50)	$(0.11)	$(0.12)	$(0.53)
Net asset value, end of period (x)	$12.52	$12.15	$12.03	$15.84	$12.84	$12.01
Total return (%) (r)(s)(t)(x)	5.67(n)	3.82	(21.43)	24.32	7.84	(7.47)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.08(a)	2.44	1.96	2.18	3.14	3.70
Expenses after expense reductions	1.24(a)	1.24	1.24	1.59	1.99	1.99
Net investment income (loss)	0.70(a)(l)	2.72	2.82	1.11	1.25	1.32
Portfolio turnover	26(n)	63	58	60	63	64
Net assets at end of period (000 omitted)	$76	$72	$69	$88	$71	$66
See Notes to Financial Statements
20

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$12.21	$12.08	$15.93	$12.95	$12.11	$13.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.30	$0.36	$0.18	$0.21	$0.23
Net realized and unrealized gain (loss)	0.63	0.12	(3.73)	2.97	0.81	(1.20)
Total from investment operations	$0.66	$0.42	$(3.37)	$3.15	$1.02	$(0.97)
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.29)	$(0.21)	$(0.17)	$(0.18)	$(0.21)
From net realized gain	—	—	(0.27)	—	—	(0.37)
Total distributions declared to shareholders	$(0.27)	$(0.29)	$(0.48)	$(0.17)	$(0.18)	$(0.58)
Net asset value, end of period (x)	$12.60	$12.21	$12.08	$15.93	$12.95	$12.11
Total return (%) (r)(s)(t)(x)	5.54(n)	3.61	(21.67)	24.47	8.35	(6.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.33(a)	2.69	2.22	2.08	2.64	3.20
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.46(a)(l)	2.48	2.57	1.21	1.75	1.82
Portfolio turnover	26(n)	63	58	60	63	64
Net assets at end of period (000 omitted)	$77	$73	$71	$90	$73	$67
See Notes to Financial Statements
21

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$12.24	$12.12	$15.98	$12.98	$12.14	$13.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.32	$0.41	$0.23	$0.21	$0.24
Net realized and unrealized gain (loss)	0.64	0.13	(3.75)	2.97	0.83	(1.19)
Total from investment operations	$0.68	$0.45	$(3.34)	$3.20	$1.04	$(0.95)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.33)	$(0.25)	$(0.20)	$(0.20)	$(0.23)
From net realized gain	—	—	(0.27)	—	—	(0.37)
Total distributions declared to shareholders	$(0.30)	$(0.33)	$(0.52)	$(0.20)	$(0.20)	$(0.60)
Net asset value, end of period (x)	$12.62	$12.24	$12.12	$15.98	$12.98	$12.14
Total return (%) (r)(s)(t)(x)	5.69(n)	3.83	(21.45)	24.80	8.52	(6.75)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.08(a)	2.43	1.99	1.82	2.43	2.95
Expenses after expense reductions	1.24(a)	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	0.70(a)(l)	2.68	2.96	1.50	1.71	1.89
Portfolio turnover	26(n)	63	58	60	63	64
Net assets at end of period (000 omitted)	$123	$119	$118	$107	$81	$71
See Notes to Financial Statements
22

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$12.28	$12.16	$16.03	$13.02	$12.17	$13.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.36	$0.43	$0.26	$0.28	$0.30
Net realized and unrealized gain (loss)	0.64	0.12	(3.74)	2.98	0.81	(1.23)
Total from investment operations	$0.70	$0.48	$(3.31)	$3.24	$1.09	$(0.93)
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.36)	$(0.29)	$(0.23)	$(0.24)	$(0.25)
From net realized gain	—	—	(0.27)	—	—	(0.37)
Total distributions declared to shareholders	$(0.34)	$(0.36)	$(0.56)	$(0.23)	$(0.24)	$(0.62)
Net asset value, end of period (x)	$12.64	$12.28	$12.16	$16.03	$13.02	$12.17
Total return (%) (r)(s)(t)(x)	5.79(n)	4.05	(21.24)	25.10	8.90	(6.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.83(a)	2.19	1.72	1.58	2.14	2.70
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.96(a)(l)	2.97	3.12	1.70	2.25	2.36
Portfolio turnover	26(n)	63	58	60	63	64
Net assets at end of period (000 omitted)	$117	$113	$104	$118	$97	$85
See Notes to Financial Statements
23

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$12.30	$12.17	$16.04	$13.03	$12.19	$13.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.37	$0.45	$0.27	$0.29	$0.31
Net realized and unrealized gain (loss)	0.64	0.13	(3.75)	2.98	0.81	(1.22)
Total from investment operations	$0.70	$0.50	$(3.30)	$3.25	$1.10	$(0.91)
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.37)	$(0.30)	$(0.24)	$(0.26)	$(0.26)
From net realized gain	—	—	(0.27)	—	—	(0.37)
Total distributions declared to shareholders	$(0.35)	$(0.37)	$(0.57)	$(0.24)	$(0.26)	$(0.63)
Net asset value, end of period (x)	$12.65	$12.30	$12.17	$16.04	$13.03	$12.19
Total return (%) (r)(s)(t)(x)	5.81(n)	4.24	(21.18)	25.17	8.91	(6.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.74(a)	2.08	1.64	1.51	2.05	2.58
Expenses after expense reductions	0.90(a)	0.88	0.90	0.93	0.92	0.87
Net investment income (loss)	1.04(a)(l)	3.08	3.23	1.79	2.36	2.44
Portfolio turnover	26(n)	63	58	60	63	64
Net assets at end of period (000 omitted)	$25,366	$22,363	$16,523	$17,855	$14,422	$12,590

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
24

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the
25

Notes to Financial Statements (unaudited) - continued
Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
26

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$16,804,319	$—	$—	$16,804,319
India	10,089,749	—	—	10,089,749
South Korea	9,226,806	—	—	9,226,806
Taiwan	9,035,987	—	—	9,035,987
Brazil	4,121,583	—	—	4,121,583
Indonesia	2,575,004	—	—	2,575,004
South Africa	1,521,608	—	—	1,521,608
Mexico	1,461,126	—	—	1,461,126
Greece	1,425,705	—	—	1,425,705
Other Countries	6,633,070	448,596	0	7,081,666
Mutual Funds	813,327	—	—	813,327
Total	$63,708,284	$448,596	$0	$64,156,880
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/23	$0
Realized gain (loss)	(268,044)
Change in unrealized appreciation or depreciation	398,197
Sales	(130,153)
Balance as of 2/29/24	$0
The net change in unrealized appreciation or depreciation from investments held as level 3 at February 29, 2024 is $0. At February 29, 2024, the fund held four level 3 securities.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign
27

Notes to Financial Statements (unaudited) - continued
currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net
28

Notes to Financial Statements (unaudited) - continued
asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$1,376,015
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/29/24
Cost of investments	$58,470,219
Gross appreciation	9,438,347
Gross depreciation	(3,751,686)
Net unrealized appreciation (depreciation)	$5,686,661
As of 8/31/23
Undistributed ordinary income	1,258,969
Capital loss carryforwards	(1,751,070)
Other temporary differences	(60,944)
Net unrealized appreciation (depreciation)	1,375,805
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(1,751,070)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
29

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/29/24	Year ended 8/31/23
Class A	$94,501	$106,681
Class B	4,264	5,263
Class C	2,774	3,158
Class I	884,602	588,416
Class R1	1,808	1,867
Class R2	1,652	1,716
Class R3	2,831	3,244
Class R4	3,131	3,041
Class R6	655,194	662,629
Total	$1,650,757	$1,376,015
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.675%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, this management fee reduction amounted to $3,477, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.95%
30

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, this reduction amounted to $219,806, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $306 for the six months ended February 29, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 4,945
Class B	0.75%	0.25%	1.00%	1.00%	1,238
Class C	0.75%	0.25%	1.00%	1.00%	852
Class R1	0.75%	0.25%	1.00%	0.25%	90
Class R2	0.25%	0.25%	0.50%	0.50%	182
Class R3	—	0.25%	0.25%	0.25%	145
Total Distribution and Service Fees					$7,452
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended February 29, 2024. For the six months ended February 29, 2024, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
31

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2024, were as follows:
Amount
Class A	$4
Class B	23
Class C	9
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 29, 2024, the fee was $2,263, which equated to 0.0084% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $16,572.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.0337% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At February 29, 2024, MFS held approximately 64% and 69% of the outstanding shares of Class R3 and Class R4, respectively, and 100% of the outstanding shares of Class R1 and Class R2.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 29, 2024, this reimbursement amounted to $5,190, which is included in “Other” income in the Statement of Operations.
32

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended February 29, 2024, purchases and sales of investments, other than short-term obligations, aggregated $25,928,164 and $13,897,562, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	218,227	$2,678,509	254,491	$2,936,773
Class B	—	—	1	18
Class C	289	3,482	278	3,296
Class I	1,077,637	13,177,194	752,072	8,828,285
Class R3	610	7,431	2,187	26,166
Class R4	242	2,953	967	11,732
Class R6	195,120	2,360,840	856,276	9,864,592
	1,492,125	$18,230,409	1,866,272	$21,670,862
Shares issued to shareholders in reinvestment of distributions
Class A	7,797	$94,501	9,110	$106,681
Class B	355	4,264	453	5,263
Class C	230	2,774	271	3,158
Class I	71,550	865,756	48,565	568,699
Class R1	150	1,808	161	1,867
Class R2	136	1,652	147	1,716
Class R3	234	2,831	277	3,244
Class R4	258	3,131	259	3,041
Class R6	53,970	655,194	56,442	662,629
	134,680	$1,631,911	115,685	$1,356,298
Shares reacquired
Class A	(264,371)	$(3,280,793)	(305,998)	$(3,486,786)
Class B	(703)	(8,392)	(2,332)	(28,723)
Class C	(1,547)	(18,561)	(4,704)	(53,640)
Class I	(169,740)	(2,045,490)	(572,358)	(6,765,097)
Class R3	(832)	(10,110)	(2,475)	(30,137)
Class R4	(401)	(4,820)	(602)	(7,037)
Class R6	(62,243)	(761,821)	(451,996)	(5,348,950)
	(499,837)	$(6,129,987)	(1,340,465)	$(15,720,370)
33

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	(38,347)	$(507,783)	(42,397)	$(443,332)
Class B	(348)	(4,128)	(1,878)	(23,442)
Class C	(1,028)	(12,305)	(4,155)	(47,186)
Class I	979,447	11,997,460	228,279	2,631,887
Class R1	150	1,808	161	1,867
Class R2	136	1,652	147	1,716
Class R3	12	152	(11)	(727)
Class R4	99	1,264	624	7,736
Class R6	186,847	2,254,213	460,722	5,178,271
	1,126,968	$13,732,333	641,492	$7,306,790
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Lifetime 2050 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2035 Fund were the owners of record of approximately 8%, 7%, 7%, 5%, 3%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2024, the fund’s commitment fee and interest expense were $116 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
34

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$519,794	$19,480,356	$19,186,582	$(189)	$(52)	$813,327

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$21,661	$—
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.
35

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
36

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 29, 2024
MFS®  Blended Research®
International Equity Fund
BRX-SEM

MFS® Blended Research®
International Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.4%
ASML Holding N.V.	2.3%
Roche Holding AG	1.7%
KDDI Corp.	1.4%
Volvo Group	1.4%
Sanofi	1.4%
Samsung Electronics Co. Ltd.	1.4%
Schneider Electric SE	1.4%
Eni S.p.A.	1.4%
Manulife Financial Corp.	1.4%
GICS equity sectors (g)
Financials	20.5%
Industrials	14.9%
Information Technology	13.6%
Consumer Discretionary	11.6%
Health Care	8.2%
Materials	8.0%
Consumer Staples	7.4%
Communication Services	5.7%
Energy	5.6%
Utilities	2.3%
Real Estate	1.1%
Equity Warrants (o)	0.0%
Issuer country weightings (x)
Japan	15.1%
France	10.1%
United Kingdom	9.6%
Canada	8.3%
China	7.5%
South Korea	4.7%
Netherlands	4.7%
Switzerland	4.1%
Australia	4.1%
Other Countries	31.8%
Currency exposure weightings (y)
Euro	24.1%
Japanese Yen	15.1%
British Pound Sterling	9.6%
Canadian Dollar	8.3%
Hong Kong Dollar	7.3%
South Korean Won	4.7%
United States Dollar	4.3%
Swiss Franc	4.1%
Taiwan Dollar	3.9%
Other Currencies	18.6%

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States (included in Other Countries) includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of February 29, 2024.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2023 through February 29, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/23	Ending Account Value 2/29/24	Expenses Paid During Period (p) 9/01/23-2/29/24
A	Actual	0.89%	$1,000.00	$1,071.29	$4.58
	Hypothetical (h)	0.89%	$1,000.00	$1,020.44	$4.47
B	Actual	1.64%	$1,000.00	$1,067.00	$8.43
	Hypothetical (h)	1.64%	$1,000.00	$1,016.71	$8.22
C	Actual	1.64%	$1,000.00	$1,067.48	$8.43
	Hypothetical (h)	1.64%	$1,000.00	$1,016.71	$8.22
I	Actual	0.64%	$1,000.00	$1,072.19	$3.30
	Hypothetical (h)	0.64%	$1,000.00	$1,021.68	$3.22
R1	Actual	1.64%	$1,000.00	$1,067.53	$8.43
	Hypothetical (h)	1.64%	$1,000.00	$1,016.71	$8.22
R2	Actual	1.14%	$1,000.00	$1,069.94	$5.87
	Hypothetical (h)	1.14%	$1,000.00	$1,019.19	$5.72
R3	Actual	0.89%	$1,000.00	$1,071.21	$4.58
	Hypothetical (h)	0.89%	$1,000.00	$1,020.44	$4.47
R4	Actual	0.64%	$1,000.00	$1,072.95	$3.30
	Hypothetical (h)	0.64%	$1,000.00	$1,021.68	$3.22
R6	Actual	0.56%	$1,000.00	$1,073.72	$2.89
	Hypothetical (h)	0.56%	$1,000.00	$1,022.08	$2.82
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace & Defense – 1.1%
Rolls-Royce Holdings PLC (a)	988,937	$4,607,603
Thales S.A.	21,082	3,122,741
		$7,730,344
Airlines – 0.6%
Air Canada (a)(l)	302,784	$4,042,623
Alcoholic Beverages – 1.0%
Ambev S.A.	966,100	$2,444,839
Kirin Holdings Co. Ltd.	327,700	4,556,367
		$7,001,206
Apparel Manufacturers – 0.9%
Adidas AG	20,099	$4,064,806
Compagnie Financiere Richemont S.A.	14,797	2,352,528
		$6,417,334
Automotive – 2.9%
BYD Co. Ltd.	96,000	$2,370,113
Compagnie Generale des Etablissements Michelin	213,900	7,904,147
Kia Corp.	22,612	2,114,144
Mahindra & Mahindra Ltd.	141,850	3,305,877
Stellantis N.V.	147,638	3,851,152
		$19,545,433
Brokerage & Asset Managers – 2.1%
3i Group PLC	47,570	$1,481,974
Brookfield Corp.	163,139	6,731,595
iA Financial Corp., Inc.	38,387	2,380,466
IG Group Holdings PLC	427,582	3,772,759
		$14,366,794
Business Services – 2.0%
CGI, Inc. (a)	34,793	$3,994,728
Eurofins Scientific SE	27,720	1,654,977
Serco Group PLC	1,337,178	3,161,473
Tata Consultancy Services Ltd.	100,532	4,965,113
		$13,776,291
Chemicals – 0.6%
Nutrien Ltd.	73,214	$3,821,596

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 1.2%
Check Point Software Technologies Ltd. (a)	40,077	$6,429,152
Kingsoft Corp.	509,200	1,421,039
		$7,850,191
Computer Software - Systems – 5.7%
Amadeus IT Group S.A.	37,108	$2,180,981
Constellation Software, Inc.	3,121	8,689,058
Hitachi Ltd.	78,300	6,614,658
Hon Hai Precision Industry Co. Ltd.	2,322,000	7,566,269
NEC Corp.	65,100	4,381,397
Samsung Electronics Co. Ltd.	172,531	9,510,195
		$38,942,558
Construction – 2.8%
Anhui Conch Cement Co. Ltd.	589,000	$1,287,909
CEMEX S.A.B. de C.V. (a)	2,582,414	1,974,206
Compagnie de Saint-Gobain S.A.	112,672	8,670,440
Heidelberg Materials AG	42,737	4,143,254
James Hardie Industries PLC, GDR (a)	34,153	1,348,616
Midea Group Co. Ltd., “A”	176,200	1,534,133
		$18,958,558
Consumer Products – 0.6%
AmorePacific Corp.	23,572	$2,117,160
Kao Corp.	45,800	1,740,107
		$3,857,267
Containers – 0.8%
Brambles Ltd.	551,445	$5,401,678
Electrical Equipment – 3.2%
Legrand S.A.	36,178	$3,655,959
Mitsubishi Electric Corp.	520,200	8,263,449
Schneider Electric SE	41,645	9,443,076
		$21,362,484
Electronics – 6.8%
ASML Holding N.V.	16,636	$15,651,747
Novatek Microelectronics Corp.	143,000	2,718,898
NXP Semiconductors N.V.	11,735	2,930,582
Renesas Electronics Corp.	311,800	5,104,810
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	126,959	16,335,814
Tokyo Electron Ltd.	14,600	3,590,595
		$46,332,446

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 5.6%
Cenovus Energy, Inc. (l)	113,895	$1,984,760
Eni S.p.A.	602,402	9,276,528
Harbour Energy PLC	523,939	1,669,293
LUKOIL PJSC (a)(u)	35,153	0
PetroChina Co. Ltd.	7,570,000	5,965,502
Petroleo Brasileiro S.A., ADR	383,001	6,327,176
Suncor Energy, Inc. (l)	122,967	4,224,994
TotalEnergies SE	136,321	8,691,331
		$38,139,584
Engineering - Construction – 0.4%
Doosan Bobcat, Inc.	81,884	$2,887,094
Food & Beverages – 1.8%
AVI Ltd.	417,818	$1,947,929
Ezaki Glico Co. Ltd.	123,100	3,668,695
Gruma S.A.B. de C.V.	167,256	2,978,554
Nestle S.A.	20,720	2,149,904
WH Group Ltd.	2,241,500	1,351,284
		$12,096,366
Food & Drug Stores – 2.3%
Loblaw Cos. Ltd.	32,824	$3,498,260
Sugi Holdings Co. Ltd. (l)	200,900	3,148,443
Tesco PLC	2,509,756	8,832,562
		$15,479,265
Gaming & Lodging – 1.6%
Aristocrat Leisure Ltd.	153,935	$4,665,691
Whitbread PLC	151,481	6,315,812
		$10,981,503
General Merchandise – 1.2%
B&M European Value Retail S.A.	699,778	$4,644,546
Dollarama, Inc.	43,076	3,332,070
		$7,976,616
Insurance – 4.5%
AUB Group Ltd.	75,040	$1,474,010
China Pacific Insurance Co. Ltd.	1,753,400	3,345,782
DB Insurance Co. Ltd.	50,708	3,762,354
Manulife Financial Corp.	390,792	9,274,885
Ping An Insurance Co. of China Ltd., “H”	882,500	3,956,287
Samsung Fire & Marine Insurance Co. Ltd.	24,652	5,516,894

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Tokio Marine Holding, Inc.	109,900	$3,207,860
		$30,538,072
Internet – 2.8%
Moneysupermarket.com Group PLC	564,741	$1,745,111
NetEase, Inc., ADR	72,366	7,809,739
Scout24 AG	29,910	2,172,355
Tencent Holdings Ltd.	212,600	7,527,010
		$19,254,215
Leisure & Toys – 1.0%
Sankyo Co. Ltd. (l)	593,000	$6,763,807
Machinery & Tools – 2.6%
Finning International, Inc.	116,139	$3,044,782
GEA Group AG	52,717	2,123,514
OSG Corp.	209,600	2,935,267
Volvo Group	353,945	9,734,307
		$17,837,870
Major Banks – 9.4%
ABN AMRO Group N.V., GDR	437,682	$7,024,740
Bank of China Ltd.	4,421,000	1,739,151
Bank of Ireland Group PLC	278,021	2,420,106
BNP Paribas	130,025	7,782,604
Danske Bank A.S.	202,154	5,935,791
DBS Group Holdings Ltd.	361,300	8,949,596
Erste Group Bank AG	89,397	3,565,287
National Australia Bank Ltd.	187,493	4,124,095
National Bank of Greece S.A (a)	376,096	2,944,573
Nedbank Group Ltd.	221,748	2,534,147
OTP Bank PLC	33,258	1,594,565
UBS Group AG	276,913	7,893,907
UniCredit S.p.A.	206,604	6,902,126
		$63,410,688
Medical & Health Technology & Services – 0.3%
OdontoPrev S.A.	731,200	$1,772,437
Medical Equipment – 1.1%
Demant A.S. (a)	75,223	$3,764,150
Fisher & Paykel Healthcare Corp. Ltd.	151,576	2,261,032
Olympus Corp.	95,000	1,350,987
		$7,376,169

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 4.3%
Fortescue Ltd.	209,881	$3,537,438
Glencore PLC	1,394,319	6,602,821
Rio Tinto PLC	119,320	7,649,867
Toyota Tsusho Corp.	83,700	5,400,972
Vale S.A.	426,400	5,746,120
		$28,937,218
Other Banks & Diversified Financials – 4.5%
Banca Monte dei Paschi di Siena S.p.A.	388,260	$1,586,206
Bangkok Bank Public Co. Ltd.	733,900	2,905,724
China Construction Bank Corp.	8,614,000	5,368,966
Credicorp Ltd.	29,488	5,038,910
Emirates NBD Bank PJSC	372,873	1,857,792
Hana Financial Group, Inc.	36,295	1,542,728
IndusInd Bank Ltd.	47,170	839,052
Julius Baer Group Ltd.	44,496	2,378,889
KB Financial Group, Inc.	88,842	4,236,608
Macquarie Group Ltd.	36,903	4,672,896
Sberbank of Russia PJSC (a)(u)	715,224	0
		$30,427,771
Pharmaceuticals – 6.6%
Chugai Pharmaceutical Co. Ltd.	141,000	$5,643,010
Dr. Reddy's Laboratories Ltd.	22,835	1,769,228
Novo Nordisk A.S., “B”	31,778	3,777,050
Roche Holding AG	44,405	11,646,678
Sandoz Group AG (a)	49,240	1,528,954
Sanofi	100,724	9,567,921
Santen Pharmaceutical Co. Ltd.	511,300	5,069,687
Sun Pharmaceutical Industries Ltd.	314,290	5,981,142
		$44,983,670
Printing & Publishing – 1.5%
Transcontinental, Inc., “A”	131,290	$1,387,244
Wolters Kluwer N.V.	57,115	9,003,301
		$10,390,545
Railroad & Shipping – 0.5%
Sankyu, Inc.	94,000	$3,317,463
Real Estate – 1.2%
CapitaLand India Trusts IEU, REIT	1,963,164	$1,473,595
Goodman Group, REIT	140,178	2,724,359
KDX Realty Investment Corp., REIT	1,765	1,764,764

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Nomura Real Estate Holdings	98,600	$2,448,558
		$8,411,276
Restaurants – 1.5%
Pluxee N.V. (a)	69,326	$1,980,708
Sodexo	73,586	5,861,487
Wetherspoons (J.D.) PLC (a)	206,027	1,971,314
		$9,813,509
Specialty Chemicals – 2.1%
Linde PLC	17,285	$7,757,854
Nitto Denko Corp.	74,000	6,786,953
		$14,544,807
Specialty Stores – 2.6%
Alibaba Group Holding Ltd.	618,500	$5,758,816
NEXT PLC	61,367	6,440,318
PDD Holdings, Inc., ADR (a)	23,719	2,953,964
Walmart de Mexico S.A.B. de C.V.	662,710	2,653,679
		$17,806,777
Telecommunications - Wireless – 2.2%
KDDI Corp.	321,700	$9,772,024
PT Telekom Indonesia	19,810,600	5,042,469
		$14,814,493
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	205,520	$3,100,878
Tobacco – 1.4%
British American Tobacco PLC	197,544	$5,847,485
Japan Tobacco, Inc.	132,800	3,447,556
		$9,295,041
Trucking – 0.5%
Yamato Holdings Co. Ltd.	239,500	$3,634,355
Utilities - Electric Power – 2.3%
CLP Holdings Ltd.	205,500	$1,712,609
E.ON SE	518,189	6,614,290
Iberdrola S.A.	624,994	7,173,738
		$15,500,637
Total Common Stocks (Identified Cost, $575,591,848)		$668,898,929

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.3%
Metals & Mining – 0.3%
Gerdau S.A. (Identified Cost, $2,150,388)	499,630	$2,160,899

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	3,156	$0

Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 5.37% (v) (Identified Cost, $1,906,937)	1,906,939	$1,906,939
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34% (j) (Identified Cost, $1,258,635)	1,258,635	$1,258,635

Other Assets, Less Liabilities – 0.6%		3,921,668
Net Assets – 100.0%		$678,147,070

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,906,939 and $672,318,463, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 2/29/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $12,182,673 of securities on loan (identified cost, $579,000,871)	$672,318,463
Investments in affiliated issuers, at value (identified cost, $1,906,937)	1,906,939
Foreign currency, at value (identified cost, $3)	3
Receivables for
Investments sold	44,742,376
Fund shares sold	685,546
Interest and dividends	1,781,868
Other assets	2,099
Total assets	$721,437,294
Liabilities
Payables for
Investments purchased	$40,619,253
Fund shares reacquired	631,602
Collateral for securities loaned, at value (c)	1,258,635
Payable to affiliates
Investment adviser	1,318
Administrative services fee	587
Shareholder servicing costs	90,316
Distribution and service fees	559
Payable for independent Trustees' compensation	1,893
Deferred foreign capital gains tax expense payable	490,414
Accrued expenses and other liabilities	195,647
Total liabilities	$43,290,224
Net assets	$678,147,070
Net assets consist of
Paid-in capital	$603,611,627
Total distributable earnings (loss)	74,535,443
Net assets	$678,147,070
Shares of beneficial interest outstanding	55,047,563

(c)	Non-cash collateral is not included.

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$26,830,819	2,152,119	$12.47
Class B	146,691	12,043	12.18
Class C	490,034	40,479	12.11
Class I	268,468,842	21,823,323	12.30
Class R1	1,038,610	86,563	12.00
Class R2	2,883,438	236,512	12.19
Class R3	1,489,440	120,947	12.31
Class R4	704,984	57,249	12.31
Class R6	376,094,212	30,518,328	12.32

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.23 [100 / 94.25 x $12.47]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 2/29/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$6,751,428
Dividends from affiliated issuers	151,200
Other	22,596
Income on securities loaned	17,767
Interest	1,184
Foreign taxes withheld	(647,920)
Total investment income	$6,296,255
Expenses
Management fee	$1,587,625
Distribution and service fees	49,714
Shareholder servicing costs	129,543
Administrative services fee	50,248
Independent Trustees' compensation	6,113
Custodian fee	96,075
Shareholder communications	9,462
Audit and tax fees	46,248
Legal fees	1,550
Miscellaneous	89,624
Total expenses	$2,066,202
Reduction of expenses by investment adviser	(124,418)
Net expenses	$1,941,784
Net investment income (loss)	$4,354,471
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$7,460,114
Affiliated issuers	1,430
Foreign currency	(33,704)
Net realized gain (loss)	$7,427,840
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $344,513 increase in deferred foreign capital gains tax)	$35,146,650
Affiliated issuers	(642)
Translation of assets and liabilities in foreign currencies	(31,358)
Net unrealized gain (loss)	$35,114,650
Net realized and unrealized gain (loss)	$42,542,490
Change in net assets from operations	$46,896,961
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23
Change in net assets
From operations
Net investment income (loss)	$4,354,471	$17,681,456
Net realized gain (loss)	7,427,840	(21,379,703)
Net unrealized gain (loss)	35,114,650	78,394,046
Change in net assets from operations	$46,896,961	$74,695,799
Total distributions to shareholders	$(18,501,562)	$(14,738,424)
Change in net assets from fund share transactions	$29,812,857	$70,429,407
Total change in net assets	$58,208,256	$130,386,782
Net assets
At beginning of period	619,938,814	489,552,032
At end of period	$678,147,070	$619,938,814
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$11.94	$10.77	$13.71	$10.79	$10.37	$11.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.33	$0.31	$0.31	$0.25	$0.30
Net realized and unrealized gain (loss)	0.77	1.12	(2.57)	2.87	0.47	(1.01)
Total from investment operations	$0.84	$1.45	$(2.26)	$3.18	$0.72	$(0.71)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.19)	$(0.11)	$(0.26)	$(0.30)	$(0.26)
From net realized gain	—	(0.09)	(0.57)	—	—	(0.37)
Total distributions declared to shareholders	$(0.31)	$(0.28)	$(0.68)	$(0.26)	$(0.30)	$(0.63)
Net asset value, end of period (x)	$12.47	$11.94	$10.77	$13.71	$10.79	$10.37
Total return (%) (r)(s)(t)(x)	7.13(n)	13.60	(17.24)	29.82	6.85	(5.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.93(a)	0.96	0.95	0.98	0.99	1.00
Expenses after expense reductions	0.89(a)	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	1.12(a)(l)	2.90	2.44	2.45	2.39	2.80
Portfolio turnover	26(n)	56	52	68	72	58
Net assets at end of period (000 omitted)	$26,831	$27,916	$18,999	$110,106	$93,455	$84,917
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$11.62	$10.49	$13.61	$10.72	$10.32	$11.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.23	$0.23	$0.22	$0.17	$0.24
Net realized and unrealized gain (loss)	0.75	1.10	(2.55)	2.85	0.47	(1.02)
Total from investment operations	$0.77	$1.33	$(2.32)	$3.07	$0.64	$(0.78)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.11)	$(0.23)	$(0.18)	$(0.24)	$(0.17)
From net realized gain	—	(0.09)	(0.57)	—	—	(0.37)
Total distributions declared to shareholders	$(0.21)	$(0.20)	$(0.80)	$(0.18)	$(0.24)	$(0.54)
Net asset value, end of period (x)	$12.18	$11.62	$10.49	$13.61	$10.72	$10.32
Total return (%) (r)(s)(t)(x)	6.70(n)	12.81	(17.99)	28.84	6.06	(6.41)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.68(a)	1.71	1.70	1.72	1.74	1.75
Expenses after expense reductions	1.64(a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.37(a)(l)	2.05	1.85	1.75	1.61	2.28
Portfolio turnover	26(n)	56	52	68	72	58
Net assets at end of period (000 omitted)	$147	$154	$161	$210	$148	$152
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$11.58	$10.48	$13.59	$10.70	$10.28	$11.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.23	$0.23	$0.23	$0.17	$0.22
Net realized and unrealized gain (loss)	0.75	1.09	(2.53)	2.83	0.47	(1.00)
Total from investment operations	$0.77	$1.32	$(2.30)	$3.06	$0.64	$(0.78)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.13)	$(0.24)	$(0.17)	$(0.22)	$(0.16)
From net realized gain	—	(0.09)	(0.57)	—	—	(0.37)
Total distributions declared to shareholders	$(0.24)	$(0.22)	$(0.81)	$(0.17)	$(0.22)	$(0.53)
Net asset value, end of period (x)	$12.11	$11.58	$10.48	$13.59	$10.70	$10.28
Total return (%) (r)(s)(t)(x)	6.75(n)	12.72	(17.91)	28.78	6.08	(6.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.68(a)	1.71	1.70	1.72	1.74	1.75
Expenses after expense reductions	1.64(a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.33(a)(l)	2.10	1.90	1.82	1.64	2.04
Portfolio turnover	26(n)	56	52	68	72	58
Net assets at end of period (000 omitted)	$490	$418	$330	$382	$220	$240
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$11.80	$10.63	$13.78	$10.84	$10.42	$11.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.36	$0.37	$0.38	$0.31	$0.31
Net realized and unrealized gain (loss)	0.76	1.10	(2.59)	2.84	0.44	(1.00)
Total from investment operations	$0.84	$1.46	$(2.22)	$3.22	$0.75	$(0.69)
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.20)	$(0.36)	$(0.28)	$(0.33)	$(0.29)
From net realized gain	—	(0.09)	(0.57)	—	—	(0.37)
Total distributions declared to shareholders	$(0.34)	$(0.29)	$(0.93)	$(0.28)	$(0.33)	$(0.66)
Net asset value, end of period (x)	$12.30	$11.80	$10.63	$13.78	$10.84	$10.42
Total return (%) (r)(s)(t)(x)	7.22(n)	13.92	(17.13)	30.14	7.09	(5.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.68(a)	0.71	0.70	0.72	0.75	0.75
Expenses after expense reductions	0.64(a)	0.64	0.64	0.64	0.64	0.64
Net investment income (loss)	1.34(a)(l)	3.14	3.09	2.91	3.06	2.89
Portfolio turnover	26(n)	56	52	68	72	58
Net assets at end of period (000 omitted)	$268,469	$251,004	$176,391	$22,325	$5,183	$1,652
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$11.48	$10.44	$13.51	$10.65	$10.24	$11.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.23	$0.23	$0.22	$0.17	$0.22
Net realized and unrealized gain (loss)	0.75	1.08	(2.53)	2.82	0.47	(1.01)
Total from investment operations	$0.77	$1.31	$(2.30)	$3.04	$0.64	$(0.79)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.18)	$(0.20)	$(0.18)	$(0.23)	$(0.23)
From net realized gain	—	(0.09)	(0.57)	—	—	(0.37)
Total distributions declared to shareholders	$(0.25)	$(0.27)	$(0.77)	$(0.18)	$(0.23)	$(0.60)
Net asset value, end of period (x)	$12.00	$11.48	$10.44	$13.51	$10.65	$10.24
Total return (%) (r)(s)(t)(x)	6.75(n)	12.68	(17.95)	28.83	6.13	(6.44)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.68(a)	1.71	1.70	1.72	1.74	1.75
Expenses after expense reductions	1.64(a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.34(a)(l)	2.08	1.95	1.74	1.63	2.09
Portfolio turnover	26(n)	56	52	68	72	58
Net assets at end of period (000 omitted)	$1,039	$879	$314	$233	$166	$146
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$11.68	$10.55	$13.72	$10.80	$10.38	$11.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.31	$0.31	$0.29	$0.22	$0.27
Net realized and unrealized gain (loss)	0.76	1.08	(2.57)	2.86	0.47	(1.01)
Total from investment operations	$0.81	$1.39	$(2.26)	$3.15	$0.69	$(0.74)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.17)	$(0.34)	$(0.23)	$(0.27)	$(0.24)
From net realized gain	—	(0.09)	(0.57)	—	—	(0.37)
Total distributions declared to shareholders	$(0.30)	$(0.26)	$(0.91)	$(0.23)	$(0.27)	$(0.61)
Net asset value, end of period (x)	$12.19	$11.68	$10.55	$13.72	$10.80	$10.38
Total return (%) (r)(s)(t)(x)	6.99(n)	13.31	(17.55)	29.50	6.56	(5.95)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.18(a)	1.21	1.20	1.22	1.24	1.25
Expenses after expense reductions	1.14(a)	1.14	1.14	1.14	1.14	1.14
Net investment income (loss)	0.86(a)(l)	2.76	2.61	2.30	2.12	2.54
Portfolio turnover	26(n)	56	52	68	72	58
Net assets at end of period (000 omitted)	$2,883	$2,744	$1,261	$404	$156	$164
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$11.81	$10.65	$13.82	$10.88	$10.45	$11.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.35	$0.32	$0.29	$0.25	$0.30
Net realized and unrealized gain (loss)	0.76	1.09	(2.58)	2.91	0.49	(1.02)
Total from investment operations	$0.82	$1.44	$(2.26)	$3.20	$0.74	$(0.72)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.19)	$(0.34)	$(0.26)	$(0.31)	$(0.26)
From net realized gain	—	(0.09)	(0.57)	—	—	(0.37)
Total distributions declared to shareholders	$(0.32)	$(0.28)	$(0.91)	$(0.26)	$(0.31)	$(0.63)
Net asset value, end of period (x)	$12.31	$11.81	$10.65	$13.82	$10.88	$10.45
Total return (%) (r)(s)(t)(x)	7.03(n)	13.67	(17.37)	29.75	6.92	(5.72)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.93(a)	0.96	0.95	0.96	0.99	1.00
Expenses after expense reductions	0.89(a)	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	1.07(a)(l)	3.08	2.64	2.22	2.37	2.79
Portfolio turnover	26(n)	56	52	68	72	58
Net assets at end of period (000 omitted)	$1,489	$1,228	$532	$395	$64	$58
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$11.81	$10.65	$13.79	$10.85	$10.42	$11.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.35	$0.38	$0.35	$0.27	$0.33
Net realized and unrealized gain (loss)	0.76	1.11	(2.59)	2.87	0.49	(1.02)
Total from investment operations	$0.84	$1.46	$(2.21)	$3.22	$0.76	$(0.69)
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.21)	$(0.36)	$(0.28)	$(0.33)	$(0.29)
From net realized gain	—	(0.09)	(0.57)	—	—	(0.37)
Total distributions declared to shareholders	$(0.34)	$(0.30)	$(0.93)	$(0.28)	$(0.33)	$(0.66)
Net asset value, end of period (x)	$12.31	$11.81	$10.65	$13.79	$10.85	$10.42
Total return (%) (r)(s)(t)(x)	7.21(n)	13.83	(17.09)	30.12	7.18	(5.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.68(a)	0.71	0.69	0.72	0.74	0.75
Expenses after expense reductions	0.64(a)	0.64	0.64	0.64	0.64	0.64
Net investment income (loss)	1.33(a)(l)	3.08	3.11	2.73	2.62	3.04
Portfolio turnover	26(n)	56	52	68	72	58
Net assets at end of period (000 omitted)	$705	$391	$329	$81	$62	$58
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$11.82	$10.65	$13.80	$10.85	$10.43	$11.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.35	$0.37	$0.36	$0.29	$0.34
Net realized and unrealized gain (loss)	0.77	1.12	(2.58)	2.88	0.47	(1.02)
Total from investment operations	$0.85	$1.47	$(2.21)	$3.24	$0.76	$(0.68)
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.21)	$(0.37)	$(0.29)	$(0.34)	$(0.30)
From net realized gain	—	(0.09)	(0.57)	—	—	(0.37)
Total distributions declared to shareholders	$(0.35)	$(0.30)	$(0.94)	$(0.29)	$(0.34)	$(0.67)
Net asset value, end of period (x)	$12.32	$11.82	$10.65	$13.80	$10.85	$10.43
Total return (%) (r)(s)(t)(x)	7.29(n)	13.94	(17.07)	30.32	7.18	(5.33)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.60(a)	0.62	0.62	0.63	0.65	0.65
Expenses after expense reductions	0.56(a)	0.56	0.55	0.55	0.55	0.54
Net investment income (loss)	1.42(a)(l)	3.13	3.02	2.82	2.76	3.13
Portfolio turnover	26(n)	56	52	68	72	58
Net assets at end of period (000 omitted)	$376,094	$335,205	$291,234	$293,695	$247,726	$206,790

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research International Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the

Notes to Financial Statements (unaudited) - continued
Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$102,611,784	$—	$—	$102,611,784
France	68,335,391	—	—	68,335,391
United Kingdom	64,742,938	—	—	64,742,938
Canada	56,407,061	0	—	56,407,061
China	51,038,411	—	—	51,038,411
South Korea	31,687,177	—	—	31,687,177
Netherlands	31,679,788	—	—	31,679,788
Switzerland	27,950,860	—	—	27,950,860
Australia	27,948,783	—	—	27,948,783
Other Countries	208,657,635	—	0	208,657,635
Mutual Funds	3,165,574	—	—	3,165,574
Total	$674,225,402	$0	$0	$674,225,402
For further information regarding security characteristics, see the Portfolio of Investments.  At February 29, 2024, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at August 31, 2023.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days.  The loans are collateralized by

Notes to Financial Statements (unaudited) - continued
cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund.  The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day.  The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities.  In return, the lending agent assumes the fund's rights to the related collateral.  If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $12,182,673. The fair value of the fund's investment securities on loan and a related liability of $1,258,635 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $11,453,954 held by the custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent.  On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent.  Income from securities lending is separately reported in the Statement of Operations.  The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$10,343,305
Long-term capital gains	4,395,119
Total distributions	$14,738,424
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/29/24
Cost of investments	$589,495,361
Gross appreciation	108,488,760
Gross depreciation	(23,758,719)
Net unrealized appreciation (depreciation)	$84,730,041
As of 8/31/23
Undistributed ordinary income	18,216,006
Capital loss carryforwards	(21,077,266)
Other temporary differences	(238,217)
Net unrealized appreciation (depreciation)	49,239,521

Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(9,915,198)
Long-Term	(11,162,068)
Total	$(21,077,266)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/29/24	Year ended 8/31/23
Class A	$688,321	$546,445
Class B	2,535	2,838
Class C	9,656	7,387
Class I	7,494,228	5,503,685
Class R1	20,382	17,970
Class R2	69,777	33,852
Class R3	34,451	15,862
Class R4	11,319	9,228
Class R6	10,170,893	8,601,157
Total	$18,501,562	$14,738,424
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, this management fee reduction amounted to $40,918,

Notes to Financial Statements (unaudited) - continued
which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.58%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, this reduction amounted to $83,500, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $787 for the six months ended February 29, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 33,558
Class B	0.75%	0.25%	1.00%	1.00%	721
Class C	0.75%	0.25%	1.00%	1.00%	2,230
Class R1	0.75%	0.25%	1.00%	1.00%	4,623
Class R2	0.25%	0.25%	0.50%	0.50%	6,964
Class R3	—	0.25%	0.25%	0.25%	1,618
Total Distribution and Service Fees					$49,714
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2024 based on each class's average daily net assets. MFD has

Notes to Financial Statements (unaudited) - continued
voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended February 29, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2024, were as follows:
Amount
Class A	$33
Class B	—
Class C	25
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 29, 2024, the fee was $2,456, which equated to 0.0008% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $127,087.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.0158% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 23, 2023, MFS redeemed 6,359 shares of Class R3 for an aggregate amount of $74,464.

Notes to Financial Statements (unaudited) - continued
At February 29, 2024, MFS held approximately 51% of the outstanding shares of Class B.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 29, 2024, this reimbursement amounted to $22,577, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 29, 2024, purchases and sales of investments, other than short-term obligations, aggregated $179,443,462 and $164,194,135, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	185,285	$2,208,088	1,185,812	$13,339,784
Class B	—	—	327	3,827
Class C	4,344	47,598	14,132	155,634
Class I	2,412,555	28,157,102	9,780,227	107,922,482
Class R1	9,899	112,309	47,712	495,278
Class R2	33,281	384,504	185,751	2,154,293
Class R3	22,736	268,824	74,714	870,256
Class R4	23,363	284,825	1,381	15,628
Class R6	2,306,409	27,004,656	7,020,399	77,491,175
	4,997,872	$58,467,906	18,310,455	$202,448,357
Shares issued to shareholders in reinvestment of distributions
Class A	57,104	$688,102	48,487	$546,445
Class B	215	2,535	257	2,838
Class C	825	9,656	672	7,387
Class I	630,804	7,493,954	494,936	5,503,685
Class R1	1,756	20,382	1,649	17,970
Class R2	5,918	69,777	3,064	33,852
Class R3	2,895	34,451	1,423	15,862
Class R4	952	11,319	829	9,228
Class R6	854,194	10,164,913	771,681	8,596,530
	1,554,663	$18,495,089	1,322,998	$14,733,797

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(428,369)	$(5,087,219)	(660,168)	$(7,500,187)
Class B	(1,417)	(16,016)	(2,669)	(28,943)
Class C	(757)	(8,498)	(10,280)	(113,992)
Class I	(2,492,771)	(29,687,853)	(5,590,963)	(62,844,924)
Class R1	(1,622)	(18,841)	(2,904)	(32,072)
Class R2	(37,571)	(439,036)	(73,424)	(852,422)
Class R3	(8,668)	(102,091)	(22,102)	(259,340)
Class R4	(192)	(2,271)	(14)	(152)
Class R6	(993,851)	(11,788,313)	(6,786,078)	(75,120,715)
	(3,965,218)	$(47,150,138)	(13,148,602)	$(146,752,747)
Net change
Class A	(185,980)	$(2,191,029)	574,131	$6,386,042
Class B	(1,202)	(13,481)	(2,085)	(22,278)
Class C	4,412	48,756	4,524	49,029
Class I	550,588	5,963,203	4,684,200	50,581,243
Class R1	10,033	113,850	46,457	481,176
Class R2	1,628	15,245	115,391	1,335,723
Class R3	16,963	201,184	54,035	626,778
Class R4	24,123	293,873	2,196	24,704
Class R6	2,166,752	25,381,256	1,006,002	10,966,990
	2,587,317	$29,812,857	6,484,851	$70,429,407
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 10%, 9%, 7%, 6%, 6%, 5%, 3%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks

Notes to Financial Statements (unaudited) - continued
under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2024, the fund’s commitment fee and interest expense were $1,553 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,449,765	$50,992,207	$55,535,821	$1,430	$(642)	$1,906,939

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$151,200	$—
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 29, 2024
MFS®  Global New
Discovery Fund
GND-SEM

MFS® Global New
Discovery Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Howmet Aerospace, Inc.	2.5%
ICON PLC	2.1%
GFL Environmental, Inc.	2.1%
Cranswick PLC	2.1%
ASM International N.V.	2.1%
Wabtec Corp.	1.9%
LKQ Corp.	1.9%
AUB Group Ltd.	1.9%
NS Solutions Corp.	1.9%
STERIS PLC	1.8%
GICS equity sectors (g)
Industrials	30.3%
Consumer Discretionary	12.2%
Materials	11.1%
Information Technology	8.7%
Health Care	8.6%
Financials	7.6%
Real Estate	7.4%
Consumer Staples	5.0%
Communication Services	3.0%
Energy	1.7%
Issuer country weightings (x)
United States	42.7%
United Kingdom	11.1%
Japan	8.7%
Canada	5.5%
Germany	5.2%
France	3.9%
Netherlands	3.7%
Brazil	3.0%
Australia	2.9%
Other Countries	13.3%
Currency exposure weightings (y)
United States Dollar	47.0%
Euro	16.2%
British Pound Sterling	11.1%
Japanese Yen	8.7%
Brazilian Real	3.0%
Australian Dollar	2.9%
Swiss Franc	2.7%
Canadian Dollar	2.1%
Norwegian Krone	1.9%
Other Currencies	4.4%

1

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 29, 2024.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2023 through February 29, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/23	Ending Account Value 2/29/24	Expenses Paid During Period (p) 9/01/23-2/29/24
A	Actual	1.35%	$1,000.00	$1,071.01	$6.95
	Hypothetical (h)	1.35%	$1,000.00	$1,018.15	$6.77
B	Actual	2.10%	$1,000.00	$1,066.38	$10.79
	Hypothetical (h)	2.10%	$1,000.00	$1,014.42	$10.52
C	Actual	2.10%	$1,000.00	$1,066.96	$10.79
	Hypothetical (h)	2.10%	$1,000.00	$1,014.42	$10.52
I	Actual	1.10%	$1,000.00	$1,072.00	$5.67
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52
R1	Actual	2.10%	$1,000.00	$1,066.99	$10.79
	Hypothetical (h)	2.10%	$1,000.00	$1,014.42	$10.52
R2	Actual	1.60%	$1,000.00	$1,069.38	$8.23
	Hypothetical (h)	1.60%	$1,000.00	$1,016.91	$8.02
R3	Actual	1.35%	$1,000.00	$1,070.53	$6.95
	Hypothetical (h)	1.35%	$1,000.00	$1,018.15	$6.77
R4	Actual	1.10%	$1,000.00	$1,071.94	$5.67
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52
R6	Actual	1.00%	$1,000.00	$1,072.61	$5.15
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.6%
Aerospace & Defense – 5.6%
Howmet Aerospace, Inc.	28,056	$1,867,127
Melrose Industries PLC	118,010	945,921
Singapore Technologies Engineering Ltd.	194,000	573,832
Teledyne Technologies, Inc. (a)	1,926	822,922
		$4,209,802
Apparel Manufacturers – 2.0%
Burberry Group PLC	42,567	$690,460
Skechers USA, Inc., “A” (a)	13,685	845,870
		$1,536,330
Automotive – 2.8%
Lear Corp.	5,052	$693,892
LKQ Corp.	27,723	1,449,636
		$2,143,528
Brokerage & Asset Managers – 4.1%
B3 S.A. - Brasil Bolsa Balcao	341,200	$880,609
Cboe Global Markets, Inc.	4,475	859,200
Euronext N.V.	14,393	1,326,145
		$3,065,954
Business Services – 4.1%
Elis S.A.	16,588	$378,287
Gruppo Mutuionline S.p.A. (l)	11,734	431,826
NS Solutions Corp.	42,400	1,416,916
RS Group PLC	88,639	843,195
		$3,070,224
Chemicals – 3.6%
Borregaard ASA	43,015	$745,178
Element Solutions, Inc.	33,637	790,469
IMCD Group N.V.	4,021	612,337
UPL Ltd.	104,156	590,018
		$2,738,002
Computer Software – 2.6%
Dun & Bradstreet Holdings, Inc.	41,505	$437,463
Kinaxis, Inc. (a)	6,167	639,261
OBIC Co. Ltd.	2,500	390,625
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Totvs S.A.	78,300	$483,400
		$1,950,749
Computer Software - Systems – 2.3%
Amadeus IT Group S.A.	10,282	$604,313
Kardex AG	2,313	614,638
Rapid7, Inc. (a)	9,029	528,919
		$1,747,870
Construction – 5.2%
Allegion PLC	4,538	$580,274
AZEK Co., Inc. (a)	15,091	726,028
Breedon Group PLC	172,738	804,594
Mid-America Apartment Communities, Inc., REIT	5,111	642,351
Summit Materials, Inc., “A” (a)	26,954	1,151,205
		$3,904,452
Consumer Services – 1.2%
Boyd Group Services, Inc.	3,994	$937,353
Containers – 1.2%
Mayr-Melnhof Karton AG	2,846	$362,963
Verallia S.A.	14,954	552,750
		$915,713
Electrical Equipment – 1.3%
nVent Electric PLC	14,643	$985,767
Electronics – 2.1%
ASM International N.V.	2,556	$1,557,234
Energy - Independent – 0.7%
Diamondback Energy, Inc.	2,797	$510,508
Engineering - Construction – 3.0%
Corporacion Inmobiliaria Vesta S.A.B. de C.V. (l)	194,965	$683,466
Jacobs Solutions, Inc.	8,631	1,265,736
JGC Corp.	39,100	355,348
		$2,304,550
Entertainment – 2.1%
CTS Eventim AG	10,711	$841,607
Lottery Corp. Ltd.	229,953	759,305
		$1,600,912
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 5.0%
Bakkafrost P/F	10,803	$674,342
Cranswick PLC	32,115	1,559,120
S Foods, Inc.	21,600	450,240
Toyo Suisan Kaisha Ltd.	8,900	516,832
Universal Robina Corp.	278,500	579,641
		$3,780,175
General Merchandise – 1.4%
B&M European Value Retail S.A.	156,268	$1,037,177
Insurance – 1.9%
AUB Group Ltd.	72,362	$1,421,406
Internet – 1.4%
Digital Garage, Inc.	14,300	$331,460
Scout24 AG	10,426	757,238
		$1,088,698
Machinery & Tools – 11.1%
AGCO Corp.	5,961	$653,922
Azbil Corp.	13,000	380,756
IDEX Corp.	3,201	755,116
Ingersoll Rand, Inc.	13,965	1,275,423
Interpump Group S.p.A	10,151	481,197
RB Global, Inc.	13,993	1,062,208
SIG Combibloc Group AG	25,536	505,320
VAT Group AG	1,003	502,209
Veralto Corp.	10,723	926,682
Wabtec Corp.	10,265	1,450,342
Zurn Elkay Water Solutions Corp.	12,833	407,448
		$8,400,623
Medical & Health Technology & Services – 3.3%
AS ONE Corp.	13,100	$455,948
ICON PLC (a)	5,043	1,616,887
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	227,226	437,624
		$2,510,459
Medical Equipment – 5.2%
Bruker BioSciences Corp.	9,371	$810,966
Envista Holdings Corp. (a)	22,910	473,092
Gerresheimer AG	7,455	873,418
STERIS PLC	5,930	1,381,156
Tecan Group AG	1,080	421,082
		$3,959,714
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 1.0%
TechnipFMC PLC	35,262	$764,833
Other Banks & Diversified Financials – 1.1%
Shizuoka Financial Group, Inc.	81,400	$795,431
Pollution Control – 2.7%
Daiseki Co. Ltd.	17,900	$473,409
GFL Environmental, Inc.	43,239	1,560,063
		$2,033,472
Printing & Publishing – 0.8%
Wolters Kluwer N.V.	3,914	$616,982
Real Estate – 4.5%
Big Yellow Group PLC, REIT	37,691	$477,201
Catena AB	12,406	507,901
LEG Immobilien SE (a)	5,901	433,818
Sun Communities, Inc., REIT	6,642	888,434
Tritax Big Box PLC, REIT	229,016	423,801
Unite Group PLC, REIT	55,935	677,824
		$3,408,979
Restaurants – 1.8%
Pluxee N.V. (a)	9,453	$270,081
Sodexo	5,337	425,118
Yum China Holdings, Inc.	15,302	656,303
		$1,351,502
Specialty Chemicals – 3.9%
Axalta Coating Systems Ltd. (a)	18,834	$616,437
Chemours Co.	17,169	337,714
Croda International PLC	6,037	363,193
Essentra PLC	294,728	619,810
Symrise AG	9,744	995,841
		$2,932,995
Specialty Stores – 3.9%
Burlington Stores, Inc. (a)	5,138	$1,053,804
Multiplan Empreendimentos Imobiliarios S.A.	166,795	886,133
NISHIMATSUYA CHAIN Co., Ltd.	37,300	558,057
ZOZO, Inc.	19,300	436,927
		$2,934,921
Telecommunications - Wireless – 0.9%
Wireless Infrastructure Italian S.p.A.	64,090	$708,962
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 1.8%
Saia, Inc. (a)	1,053	$605,896
XPO, Inc. (a)	6,445	775,463
		$1,381,359
Total Common Stocks (Identified Cost, $57,221,357)		$72,306,636
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 5.37% (v) (Identified Cost, $2,219,858)	2,219,920	$2,219,920
Collateral for Securities Loaned – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34% (j) (Identified Cost, $283,926)	283,926	$283,926

Other Assets, Less Liabilities – 1.1%		851,793
Net Assets – 100.0%		$75,662,275

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,219,920 and $72,590,562, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 2/29/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $427,029 of securities on loan (identified cost, $57,505,283)	$72,590,562
Investments in affiliated issuers, at value (identified cost, $2,219,858)	2,219,920
Foreign currency, at value (identified cost, $3)	3
Receivables for
Investments sold	1,179,844
Fund shares sold	96,674
Interest and dividends	140,620
Receivable from investment adviser	21,423
Other assets	42,416
Total assets	$76,291,462
Liabilities
Payables for
Investments purchased	$225,957
Fund shares reacquired	50,390
Collateral for securities loaned, at value (c)	283,926
Payable to affiliates
Administrative services fee	116
Shareholder servicing costs	16,311
Distribution and service fees	545
Payable for independent Trustees' compensation	566
Accrued expenses and other liabilities	51,376
Total liabilities	$629,187
Net assets	$75,662,275
Net assets consist of
Paid-in capital	$68,478,404
Total distributable earnings (loss)	7,183,871
Net assets	$75,662,275
Shares of beneficial interest outstanding	3,391,990

(c)	Non-cash collateral is not included.
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$26,653,572	1,210,990	$22.01
Class B	1,353,314	68,507	19.75
Class C	1,468,968	74,367	19.75
Class I	19,676,959	869,824	22.62
Class R1	139,386	7,062	19.74
Class R2	192,843	9,069	21.27
Class R3	804,763	36,573	22.00
Class R4	189,025	8,349	22.64
Class R6	25,183,445	1,107,249	22.74

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $23.35 [100 / 94.25 x $22.01]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 2/29/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$410,512
Dividends from affiliated issuers	66,233
Income on securities loaned	691
Interest	46
Other	2
Foreign taxes withheld	(24,984)
Total investment income	$452,500
Expenses
Management fee	$336,761
Distribution and service fees	46,874
Shareholder servicing costs	32,874
Administrative services fee	10,068
Independent Trustees' compensation	1,671
Custodian fee	12,155
Shareholder communications	7,839
Audit and tax fees	37,343
Legal fees	178
Registration fees	61,829
Miscellaneous	15,665
Total expenses	$563,257
Reduction of expenses by investment adviser	(147,734)
Net expenses	$415,523
Net investment income (loss)	$36,977
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,379,168)
Affiliated issuers	(65)
Foreign currency	1,863
Net realized gain (loss)	$(1,377,370)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$6,370,928
Affiliated issuers	(142)
Translation of assets and liabilities in foreign currencies	(1,140)
Net unrealized gain (loss)	$6,369,646
Net realized and unrealized gain (loss)	$4,992,276
Change in net assets from operations	$5,029,253
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23
Change in net assets
From operations
Net investment income (loss)	$36,977	$243,927
Net realized gain (loss)	(1,377,370)	(1,753,970)
Net unrealized gain (loss)	6,369,646	9,096,193
Change in net assets from operations	$5,029,253	$7,586,150
Change in net assets from fund share transactions	$1,831,973	$(2,518,809)
Total change in net assets	$6,861,226	$5,067,341
Net assets
At beginning of period	68,801,049	63,733,708
At end of period	$75,662,275	$68,801,049
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$20.56	$18.22	$27.56	$21.57	$18.72	$21.27
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.05	$(0.10)	$(0.06)	$(0.06)	$(0.03)
Net realized and unrealized gain (loss)	1.45	2.29	(7.66)	6.96	3.49	(0.62)
Total from investment operations	$1.45	$2.34	$(7.76)	$6.90	$3.43	$(0.65)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$(0.02)
From net realized gain	—	—	(1.58)	(0.91)	(0.58)	(1.88)
Total distributions declared to shareholders	$—	$—	$(1.58)	$(0.91)	$(0.58)	$(1.90)
Net asset value, end of period (x)	$22.01	$20.56	$18.22	$27.56	$21.57	$18.72
Total return (%) (r)(s)(t)(x)	7.05(n)	12.84	(29.71)	32.82	18.63	(1.65)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.78(a)	1.78	1.67	1.68	1.97	2.04
Expenses after expense reductions	1.35(a)	1.35	1.35	1.34	1.49	1.51
Net investment income (loss)	(0.04)(a)(l)	0.26	(0.45)	(0.26)	(0.32)	(0.16)
Portfolio turnover	22(n)	29	36	36	84	55
Net assets at end of period (000 omitted)	$26,654	$24,868	$23,856	$44,743	$17,029	$11,255
See Notes to Financial Statements
14

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$18.52	$16.54	$25.35	$20.05	$17.57	$20.21
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.09)	$(0.24)	$(0.25)	$(0.19)	$(0.16)
Net realized and unrealized gain (loss)	1.30	2.07	(6.99)	6.46	3.25	(0.60)
Total from investment operations	$1.23	$1.98	$(7.23)	$6.21	$3.06	$(0.76)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	—	(1.58)	(0.91)	(0.58)	(1.88)
Total distributions declared to shareholders	$—	$—	$(1.58)	$(0.91)	$(0.58)	$(1.88)
Net asset value, end of period (x)	$19.75	$18.52	$16.54	$25.35	$20.05	$17.57
Total return (%) (r)(s)(t)(x)	6.64(n)	11.97	(30.24)	31.84	17.72	(2.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.53(a)	2.53	2.43	2.46	2.72	2.79
Expenses after expense reductions	2.10(a)	2.10	2.10	2.10	2.24	2.26
Net investment income (loss)	(0.79)(a)(l)	(0.52)	(1.15)	(1.12)	(1.08)	(0.91)
Portfolio turnover	22(n)	29	36	36	84	55
Net assets at end of period (000 omitted)	$1,353	$1,518	$1,739	$2,979	$2,678	$2,508
See Notes to Financial Statements
15

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$18.52	$16.54	$25.35	$20.05	$17.57	$20.21
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.09)	$(0.24)	$(0.25)	$(0.19)	$(0.16)
Net realized and unrealized gain (loss)	1.30	2.07	(6.99)	6.46	3.25	(0.60)
Total from investment operations	$1.23	$1.98	$(7.23)	$6.21	$3.06	$(0.76)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	—	(1.58)	(0.91)	(0.58)	(1.88)
Total distributions declared to shareholders	$—	$—	$(1.58)	$(0.91)	$(0.58)	$(1.88)
Net asset value, end of period (x)	$19.75	$18.52	$16.54	$25.35	$20.05	$17.57
Total return (%) (r)(s)(t)(x)	6.64(n)	11.97	(30.24)	31.84	17.72	(2.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.53(a)	2.54	2.43	2.46	2.72	2.78
Expenses after expense reductions	2.10(a)	2.10	2.10	2.10	2.24	2.26
Net investment income (loss)	(0.79)(a)(l)	(0.54)	(1.16)	(1.13)	(1.08)	(0.91)
Portfolio turnover	22(n)	29	36	36	84	55
Net assets at end of period (000 omitted)	$1,469	$1,578	$2,137	$3,896	$3,422	$3,287
See Notes to Financial Statements
16

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$21.11	$18.66	$28.15	$21.96	$19.00	$21.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.10	$(0.06)	$(0.00)(w)	$(0.02)	$0.01
Net realized and unrealized gain (loss)	1.49	2.35	(7.83)	7.10	3.56	(0.62)
Total from investment operations	$1.51	$2.45	$(7.89)	$7.10	$3.54	$(0.61)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.02)	$—	$—	$(0.05)
From net realized gain	—	—	(1.58)	(0.91)	(0.58)	(1.88)
Total distributions declared to shareholders	$—	$—	$(1.60)	$(0.91)	$(0.58)	$(1.93)
Net asset value, end of period (x)	$22.62	$21.11	$18.66	$28.15	$21.96	$19.00
Total return (%) (r)(s)(t)(x)	7.15(n)	13.13	(29.55)	33.16	18.94	(1.41)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.53(a)	1.54	1.40	1.43	1.72	1.76
Expenses after expense reductions	1.10(a)	1.10	1.10	1.09	1.24	1.26
Net investment income (loss)	0.21(a)(l)	0.50	(0.26)	(0.02)	(0.09)	0.05
Portfolio turnover	22(n)	29	36	36	84	55
Net assets at end of period (000 omitted)	$19,677	$17,671	$20,703	$61,502	$18,688	$14,059
See Notes to Financial Statements
17

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$18.51	$16.53	$25.33	$20.04	$17.56	$20.20
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.08)	$(0.23)	$(0.25)	$(0.19)	$(0.16)
Net realized and unrealized gain (loss)	1.30	2.06	(6.99)	6.45	3.25	(0.60)
Total from investment operations	$1.23	$1.98	$(7.22)	$6.20	$3.06	$(0.76)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	—	(1.58)	(0.91)	(0.58)	(1.88)
Total distributions declared to shareholders	$—	$—	$(1.58)	$(0.91)	$(0.58)	$(1.88)
Net asset value, end of period (x)	$19.74	$18.51	$16.53	$25.33	$20.04	$17.56
Total return (%) (r)(s)(t)(x)	6.65(n)	11.98	(30.22)	31.80	17.73	(2.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.53(a)	2.53	2.43	2.45	2.72	2.79
Expenses after expense reductions	2.10(a)	2.10	2.10	2.09	2.24	2.26
Net investment income (loss)	(0.79)(a)(l)	(0.48)	(1.13)	(1.11)	(1.08)	(0.92)
Portfolio turnover	22(n)	29	36	36	84	55
Net assets at end of period (000 omitted)	$139	$130	$114	$160	$120	$101
See Notes to Financial Statements
18

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$19.89	$17.67	$26.85	$21.09	$18.36	$20.93
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.00)(w)	$(0.13)	$(0.14)	$(0.11)	$(0.07)
Net realized and unrealized gain (loss)	1.41	2.22	(7.47)	6.81	3.42	(0.62)
Total from investment operations	$1.38	$2.22	$(7.60)	$6.67	$3.31	$(0.69)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	—	(1.58)	(0.91)	(0.58)	(1.88)
Total distributions declared to shareholders	$—	$—	$(1.58)	$(0.91)	$(0.58)	$(1.88)
Net asset value, end of period (x)	$21.27	$19.89	$17.67	$26.85	$21.09	$18.36
Total return (%) (r)(s)(t)(x)	6.94(n)	12.56	(29.91)	32.47	18.33	(1.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.03(a)	2.04	1.94	1.95	2.22	2.29
Expenses after expense reductions	1.60(a)	1.60	1.60	1.59	1.74	1.76
Net investment income (loss)	(0.29)(a)(l)	(0.00)	(0.61)	(0.61)	(0.58)	(0.41)
Portfolio turnover	22(n)	29	36	36	84	55
Net assets at end of period (000 omitted)	$193	$179	$225	$237	$178	$218
See Notes to Financial Statements
19

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$20.56	$18.22	$27.56	$21.57	$18.72	$21.26
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.07	$(0.08)	$(0.09)	$(0.06)	$(0.03)
Net realized and unrealized gain (loss)	1.44	2.27	(7.68)	6.99	3.49	(0.62)
Total from investment operations	$1.44	$2.34	$(7.76)	$6.90	$3.43	$(0.65)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$(0.01)
From net realized gain	—	—	(1.58)	(0.91)	(0.58)	(1.88)
Total distributions declared to shareholders	$—	$—	$(1.58)	$(0.91)	$(0.58)	$(1.89)
Net asset value, end of period (x)	$22.00	$20.56	$18.22	$27.56	$21.57	$18.72
Total return (%) (r)(s)(t)(x)	7.00(n)	12.84	(29.71)	32.82	18.63	(1.63)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.78(a)	1.76	1.68	1.70	1.97	2.04
Expenses after expense reductions	1.35(a)	1.35	1.35	1.34	1.49	1.51
Net investment income (loss)	(0.04)(a)(l)	0.34	(0.37)	(0.35)	(0.31)	(0.16)
Portfolio turnover	22(n)	29	36	36	84	55
Net assets at end of period (000 omitted)	$805	$731	$189	$294	$206	$152
See Notes to Financial Statements
20

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$21.13	$18.67	$28.15	$21.96	$19.00	$21.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.08	$(0.03)	$(0.03)	$(0.02)	$0.02
Net realized and unrealized gain (loss)	1.48	2.38	(7.85)	7.13	3.56	(0.64)
Total from investment operations	$1.51	$2.46	$(7.88)	$7.10	$3.54	$(0.62)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.02)	$—	$—	$(0.06)
From net realized gain	—	—	(1.58)	(0.91)	(0.58)	(1.88)
Total distributions declared to shareholders	$—	$—	$(1.60)	$(0.91)	$(0.58)	$(1.94)
Net asset value, end of period (x)	$22.64	$21.13	$18.67	$28.15	$21.96	$19.00
Total return (%) (r)(s)(t)(x)	7.15(n)	13.18	(29.53)	33.16	18.94	(1.43)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.53(a)	1.56	1.43	1.45	1.72	1.78
Expenses after expense reductions	1.10(a)	1.10	1.10	1.09	1.24	1.26
Net investment income (loss)	0.27(a)(l)	0.41	(0.13)	(0.11)	(0.08)	0.08
Portfolio turnover	22(n)	29	36	36	84	55
Net assets at end of period (000 omitted)	$189	$93	$82	$116	$87	$73
See Notes to Financial Statements
21

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$21.21	$18.73	$28.24	$22.01	$19.03	$21.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.12	$(0.01)	$(0.00)(w)	$0.01	$0.05
Net realized and unrealized gain (loss)	1.50	2.36	(7.88)	7.14	3.55	(0.64)
Total from investment operations	$1.53	$2.48	$(7.89)	$7.14	$3.56	$(0.59)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.04)	$—	$—	$(0.08)
From net realized gain	—	—	(1.58)	(0.91)	(0.58)	(1.88)
Total distributions declared to shareholders	$—	$—	$(1.62)	$(0.91)	$(0.58)	$(1.96)
Net asset value, end of period (x)	$22.74	$21.21	$18.73	$28.24	$22.01	$19.03
Total return (%) (r)(s)(t)(x)	7.21(n)	13.24	(29.49)	33.27	19.01	(1.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.43(a)	1.43	1.33	1.37	1.62	1.69
Expenses after expense reductions	1.00(a)	1.01	1.00	1.01	1.15	1.16
Net investment income (loss)	0.31(a)(l)	0.62	(0.03)	(0.01)	0.03	0.24
Portfolio turnover	22(n)	29	36	36	84	55
Net assets at end of period (000 omitted)	$25,183	$22,034	$14,688	$20,788	$13,432	$13,382

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
22

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global New Discovery Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
23

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
24

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$72,306,636	$—	$—	$72,306,636
Mutual Funds	2,503,846	—	—	2,503,846
Total	$74,810,482	$—	$—	$74,810,482
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/23	$0
Realized gain (loss)	(747,538)
Change in unrealized appreciation or depreciation	1,010,785
Sales	(263,247)
Balance as of 2/29/24	$—
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days.  The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund.  The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day.  The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities
25

Notes to Financial Statements (unaudited) - continued
identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities.  In return, the lending agent assumes the fund's rights to the related collateral.  If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $427,029. The fair value of the fund's investment securities on loan and a related liability of $283,926 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $166,842 held by the custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent.  On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent.  Income from securities lending is separately reported in the Statement of Operations.  The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three
26

Notes to Financial Statements (unaudited) - continued
year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, passive foreign investment companies, and wash sale loss deferrals.
The fund declared no distributions for the current period or for the year ended August 31, 2023.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/29/24
Cost of investments	$60,793,795
Gross appreciation	16,755,865
Gross depreciation	(2,739,178)
Net unrealized appreciation (depreciation)	$14,016,687
As of 8/31/23
Capital loss carryforwards	(5,489,994)
Other temporary differences	(1,286)
Net unrealized appreciation (depreciation)	7,645,898
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(2,918,398)
Long-Term	(2,571,596)
Total	$(5,489,994)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared
27

Notes to Financial Statements (unaudited) - continued
separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.975%
In excess of $1 billion and up to $2.5 billion	0.90%
In excess of $2.5 billion	0.85%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, this management fee reduction amounted to $4,447, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.96% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	1.01%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, this reduction amounted to $143,287, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,384 for the six months ended February 29, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
28

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 30,723
Class B	0.75%	0.25%	1.00%	1.00%	6,705
Class C	0.75%	0.25%	1.00%	1.00%	7,441
Class R1	0.75%	0.25%	1.00%	1.00%	645
Class R2	0.25%	0.25%	0.50%	0.50%	443
Class R3	—	0.25%	0.25%	0.25%	917
Total Distribution and Service Fees					$46,874
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended February 29, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2024, were as follows:
Amount
Class A	$35
Class B	217
Class C	14
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 29, 2024, the fee was $5,716, which equated to 0.0166% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $27,158.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on
29

Notes to Financial Statements (unaudited) - continued
average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.0292% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At February 29, 2024, MFS held approximately 65% and 53% of the outstanding shares of Class R1 and Class R4, respectively.
During the six months ended February 29, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $24,503. The sales transactions resulted in net realized gains (losses) of $(19,606).
(4) Portfolio Securities
For the six months ended February 29, 2024, purchases and sales of investments, other than short-term obligations, aggregated $14,614,713 and $14,699,921, respectively.
30

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	91,837	$1,881,707	238,781	$4,470,571
Class B	527	10,351	2	27
Class C	2,411	42,359	8,249	145,346
Class I	134,360	2,853,505	283,232	5,449,784
Class R1	20	351	160	2,720
Class R2	172	3,400	1,132	20,714
Class R3	1,377	28,225	25,873	453,360
Class R4	3,961	88,541	7,477	128,454
Class R6	154,193	3,226,811	483,983	9,930,084
	388,858	$8,135,250	1,048,889	$20,601,060
Shares reacquired
Class A	(90,171)	$(1,844,784)	(338,627)	$(6,243,871)
Class B	(13,965)	(247,654)	(23,187)	(394,481)
Class C	(13,207)	(247,215)	(52,329)	(868,786)
Class I	(101,656)	(2,146,423)	(555,645)	(10,854,907)
Class R1	—	—	(5)	(89)
Class R2	(91)	(1,781)	(4,901)	(91,970)
Class R3	(339)	(6,907)	(728)	(14,346)
Class R4	—	—	(7,477)	(150,789)
Class R6	(85,678)	(1,808,513)	(229,366)	(4,500,630)
	(305,107)	$(6,303,277)	(1,212,265)	$(23,119,869)
Net change
Class A	1,666	$36,923	(99,846)	$(1,773,300)
Class B	(13,438)	(237,303)	(23,185)	(394,454)
Class C	(10,796)	(204,856)	(44,080)	(723,440)
Class I	32,704	707,082	(272,413)	(5,405,123)
Class R1	20	351	155	2,631
Class R2	81	1,619	(3,769)	(71,256)
Class R3	1,038	21,318	25,145	439,014
Class R4	3,961	88,541	—	(22,335)
Class R6	68,515	1,418,298	254,617	5,429,454
	83,751	$1,831,973	(163,376)	$(2,518,809)
31

Notes to Financial Statements (unaudited) - continued
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2024, the fund’s commitment fee and interest expense were $162 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,435,476	$10,321,421	$9,536,770	$(65)	$(142)	$2,219,920

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$66,233	$—
32

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
33

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 29, 2024
MFS®  U.S. Government
Money Market Fund
MCM-SEM

MFS® U.S. Government
Money Market Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (u)
Maturity breakdown (u)
0 - 7 days	32.2%
8 - 29 days	31.0%
30 - 59 days	12.4%
60 - 89 days	17.2%
90 - 365 days	7.2%
Other Assets Less Liabilities (o)	(0.0)%

Composition including fixed income credit quality (a)(u)
A-1+	59.9%
A-1	40.1%
Other Assets Less Liabilities (o)	(0.0)%
(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
(o)	Less than 0.1%.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.
From time to time Other Assets Less Liabilities may be negative due to the timing of cash receipts and disbursements.
Percentages are based on net assets as of February 29, 2024.
The portfolio is actively managed and current holdings may be different.
1

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2023 through February 29, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Annualized Expense Ratio	Beginning Account Value 9/01/23	Ending Account Value 2/29/24	Expenses Paid During Period (p) 9/01/23-2/29/24
Actual	0.45%	$1,000.00	$1,024.76	$2.27
Hypothetical (h)	0.45%	$1,000.00	$1,022.63	$2.26
(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
2

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 73.4%
Fannie Mae, 5.24%, due 4/22/2024	$18,850,000	$18,709,232
Federal Farm Credit Bank, 5.29%, due 5/14/2024	7,950,000	7,864,697
Federal Farm Credit Bank, 5.16%, due 6/06/2024	12,000,000	11,835,423
Federal Home Loan Bank, 5.32%, due 3/18/2024	15,500,000	15,461,610
Federal Home Loan Bank, 5.33%, due 4/24/2024	15,600,000	15,476,916
Freddie Mac, 5.26%, due 3/18/2024	33,000,000	32,919,200
U.S. Treasury Bill, 5.29%, due 3/19/2024	18,800,000	18,750,937
U.S. Treasury Bill, 5.32%, due 3/05/2024	21,400,000	21,387,515
U.S. Treasury Bill, 5.27%, due 3/12/2024	11,900,000	11,881,109
U.S. Treasury Bill, 5.33%, due 3/26/2024	39,600,000	39,455,460
U.S. Treasury Bill, 5.34%, due 4/02/2024	13,300,000	13,237,726
U.S. Treasury Bill, 5.26%, due 4/30/2024	22,000,000	21,809,700
U.S. Treasury Bill, 5.29%, due 5/09/2024	17,700,000	17,522,878
U.S. Treasury Bill, 5.31%, due 5/23/2024	18,500,000	18,276,478
U.S. Treasury Bill, 5.15%, due 6/13/2024	16,000,000	15,765,307
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$280,354,188
Repurchase Agreements – 26.6%
BofA Securities, Inc. Repurchase Agreement, 5.29%, dated 2/29/2024, due 3/01/2024, total to be received $50,688,447 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $51,823,830)	$50,681,000	$50,681,000
Fixed Income Clearing Corp. – State Street Bank & Trust Co. Repurchase Agreement, 5.28%, dated 2/29/2024, due 3/01/2024, total to be received $50,688,102 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $51,694,287)	50,680,669	50,680,669
Total Repurchase Agreements, at Cost and Value		$101,361,669

Other Assets, Less Liabilities – (0.0)%		(857)
Net Assets – 100.0%		$381,715,000

(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
3

Financial Statements
Statement of Assets and Liabilities
At 2/29/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at cost and value	$280,354,188
Investments in unaffiliated repurchase agreements, at cost and value	101,361,669
Receivables for
Fund shares sold	511,952
Interest	14,880
Receivable from investment adviser and distributor	33,822
Other assets	6,213
Total assets	$382,282,724
Liabilities
Payables for
Distributions	$3,676
Fund shares reacquired	466,852
Payable to affiliates
Administrative services fee	353
Shareholder servicing costs	60,883
Payable for independent Trustees' compensation	2,022
Accrued expenses and other liabilities	33,938
Total liabilities	$567,724
Net assets	$381,715,000
Net assets consist of
Paid-in capital	$381,717,570
Total distributable earnings (loss)	(2,570)
Net assets	$381,715,000
Shares of beneficial interest outstanding	381,715,657
Net asset value per share (net assets of $381,715,000 / 381,715,657 shares of beneficial interest outstanding)	$1.00
A contingent deferred sales charge may be imposed on redemptions.
See Notes to Financial Statements
4

Financial Statements
Statement of Operations
Six months ended 2/29/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$10,499,679
Expenses
Management fee	$781,291
Shareholder servicing costs	243,101
Administrative services fee	32,905
Independent Trustees' compensation	5,063
Custodian fee	8,100
Shareholder communications	7,266
Audit and tax fees	24,267
Legal fees	1,305
Miscellaneous	51,788
Total expenses	$1,155,086
Fees paid indirectly	(8,100)
Reduction of expenses by investment adviser	(275,101)
Net expenses	$871,885
Net investment income (loss)	$9,627,794
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$5,933
Change in net assets from operations	$9,633,727
See Notes to Financial Statements
5

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23
Change in net assets
From operations
Net investment income (loss)	$9,627,794	$16,327,307
Net realized gain (loss)	5,933	—
Change in net assets from operations	$9,633,727	$16,327,307
Total distributions to shareholders	$(9,627,807)	$(16,327,307)
Change in net assets from fund share transactions	$(7,007,635)	$(75,638,632)
Total change in net assets	$(7,001,715)	$(75,638,632)
Net assets
At beginning of period	388,716,715	464,355,347
At end of period	$381,715,000	$388,716,715
See Notes to Financial Statements
6

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.00(w)	$0.00	$0.00(w)	$0.02
Net realized and unrealized gain (loss)	0.00(w)	—	(0.00)(w)	0.00(w)	0.01	0.00(w)
Total from investment operations	$0.02	$0.04	$0.00(w)	$0.00(w)	$0.01	$0.02
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.00)(w)	$—	$(0.01)	$(0.02)
From net realized gain	—	—	(0.00)(w)	—	—	—
Total distributions declared to shareholders	$(0.02)	$(0.04)	$(0.00)(w)	$—	$(0.01)	$(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	2.48(n)	3.81	0.27	0.00	0.61	1.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59(a)	0.57	0.59	0.55	0.60	0.62
Expenses after expense reductions (f)	0.45(a)	0.45	0.23	0.06	0.36	0.61
Net investment income (loss)	4.93(a)	3.70	0.31	0.00	0.45	1.69
Net assets at end of period (000 omitted)	$381,715	$388,717	$464,355	$344,209	$518,651	$303,799

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
See Notes to Financial Statements
7

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS U.S. Government Money Market Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments held by the fund are generally valued at amortized cost, which approximates market value.
8

Notes to Financial Statements (unaudited) - continued
Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$381,715,857	$—	$381,715,857
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into bilateral repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties, some of which may be novated to the clearing agency, Fixed Income Clearing Corporation (FICC). Each repurchase agreement is recorded at cost. For both bilateral and cleared repurchase agreements, the fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. On a daily basis, the fund monitors the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. In the event of default, the settlement of a cleared repurchase agreement is guaranteed by FICC. Upon an event of default on a bilateral repurchase agreement, the non-defaulting party may close out all transactions traded under a Master Repurchase Agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At February 29, 2024, the fund had investments in repurchase agreements with a gross value of $101,361,669 included in investments in unaffiliated issuers in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
9

Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund’s custody fee may be reduced by credits earned under a previous arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credits that were used to reduce the fund's custody fee for the six months ended February 29, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended August 31, 2023, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$16,327,307
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/29/24
Cost of investments	$381,715,857
As of 8/31/23
Undistributed ordinary income	1,148
Capital loss carryforwards	(5,979)
Other temporary differences	(3,659)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
10

Notes to Financial Statements (unaudited) - continued
As of August 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(5,979)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, this management fee reduction amounted to $25,169, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed 0.45% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, this reduction amounted to $249,932, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — Certain shares acquired through an exchange may be subject to a contingent deferred sales charge upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges paid to MFS Distributors, Inc. (MFD) during the six months ended February 29, 2024 were $8,754.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 29, 2024, the fee was $122,749, which equated to 0.0628% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 29, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $120,352.
11

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.0168% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $754 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 29, 2024. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $606 at February 29, 2024, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
(4) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:
	Six months ended 2/29/24	Year ended 8/31/23
Shares sold	88,648,277	224,642,194
Shares issued to shareholders in reinvestment of distributions	9,579,768	16,262,845
Shares reacquired	(105,235,678)	(316,543,671)
Net change	(7,007,633)	(75,638,632)
Effective at the close of business on May 29, 2020, the fund was closed to all purchases subject to certain exceptions.
12

Notes to Financial Statements (unaudited) - continued
(5) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2024, the fund’s commitment fee and interest expense were $1,003 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
13

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Portfolio Holdings Information
The fund files monthly portfolio information with the SEC on Form N-MFP. The fund’s Form N-MFP reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can also access the fund’s portfolio holdings as of each month end and the fund’s Form N-MFP reports at  mfs.com/openendfunds after choosing “Click here for access to Money Market fund reports”.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
14

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 29, 2024
MFS®  Mid Cap Growth Fund
OTC-SEM

MFS® Mid Cap Growth Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Monolithic Power Systems, Inc.	3.6%
Cadence Design Systems, Inc.	3.1%
Vulcan Materials Co.	2.6%
AMETEK, Inc.	2.6%
Howmet Aerospace, Inc.	2.4%
MSCI, Inc.	2.3%
Verisk Analytics, Inc., “A”	2.3%
Synopsys, Inc.	2.2%
Copart, Inc.	2.2%
Gartner, Inc.	2.2%
GICS equity sectors (g)
Information Technology	24.7%
Industrials	22.7%
Health Care	17.0%
Consumer Discretionary	12.6%
Financials	9.4%
Communication Services	4.7%
Materials	3.1%
Real Estate	2.2%
Consumer Staples	1.4%
Energy	1.3%
Equity Warrants (o)	0.0%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of February 29, 2024.
The portfolio is actively managed and current holdings may be different.
1

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2023 through February 29, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
2

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/23	Ending Account Value 2/29/24	Expenses Paid During Period (p) 9/01/23-2/29/24
A	Actual	1.02%	$1,000.00	$1,161.81	$5.48
	Hypothetical (h)	1.02%	$1,000.00	$1,019.79	$5.12
B	Actual	1.78%	$1,000.00	$1,157.03	$9.55
	Hypothetical (h)	1.78%	$1,000.00	$1,016.01	$8.92
C	Actual	1.78%	$1,000.00	$1,157.23	$9.55
	Hypothetical (h)	1.78%	$1,000.00	$1,016.01	$8.92
I	Actual	0.77%	$1,000.00	$1,163.02	$4.14
	Hypothetical (h)	0.77%	$1,000.00	$1,021.03	$3.87
R1	Actual	1.78%	$1,000.00	$1,157.41	$9.55
	Hypothetical (h)	1.78%	$1,000.00	$1,016.01	$8.92
R2	Actual	1.27%	$1,000.00	$1,160.12	$6.82
	Hypothetical (h)	1.27%	$1,000.00	$1,018.55	$6.37
R3	Actual	1.02%	$1,000.00	$1,161.71	$5.48
	Hypothetical (h)	1.02%	$1,000.00	$1,019.79	$5.12
R4	Actual	0.77%	$1,000.00	$1,162.99	$4.14
	Hypothetical (h)	0.77%	$1,000.00	$1,021.03	$3.87
R6	Actual	0.65%	$1,000.00	$1,163.62	$3.50
	Hypothetical (h)	0.65%	$1,000.00	$1,021.63	$3.27
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
3

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 3.6%
Hexcel Corp.	1,143,922	$85,176,432
Howmet Aerospace, Inc.	5,204,330	346,348,161
TransDigm Group, Inc.	84,870	99,954,794
		$531,479,387
Automotive – 2.2%
Copart, Inc. (a)	6,178,057	$328,363,730
Brokerage & Asset Managers – 2.0%
Ares Management Co.	942,108	$124,951,784
LPL Financial Holdings, Inc.	564,391	151,194,705
TPG, Inc.	521,165	23,113,668
		$299,260,157
Business Services – 13.1%
CoStar Group, Inc. (a)	3,093,258	$269,206,244
Equifax, Inc.	461,840	126,354,806
Factset Research Systems, Inc.	313,404	144,974,422
FleetCor Technologies, Inc. (a)	403,916	112,801,621
Morningstar, Inc.	734,555	219,330,777
MSCI, Inc.	603,698	338,656,467
TransUnion	1,839,550	142,804,267
Tyler Technologies, Inc. (a)	510,794	223,288,489
Verisk Analytics, Inc., “A”	1,398,413	338,276,105
		$1,915,693,198
Computer Software – 8.4%
ANSYS, Inc. (a)	317,269	$106,021,782
Autodesk, Inc. (a)	292,584	75,536,411
Bumble, Inc., “A” (a)	930,948	10,659,354
Cadence Design Systems, Inc. (a)	1,494,252	454,820,424
Datadog, Inc., “A” (a)	1,242,278	163,309,866
Dun & Bradstreet Holdings, Inc.	3,257,759	34,336,780
PTC, Inc. (a)	279,561	51,162,458
Synopsys, Inc. (a)	572,968	328,728,931
		$1,224,576,006
Computer Software - Systems – 6.4%
Arista Networks, Inc. (a)	441,130	$122,431,220
Constellation Software, Inc.	102,075	284,183,148
Guidewire Software, Inc. (a)	1,208,955	144,276,690
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
HubSpot, Inc. (a)	251,369	$155,549,651
ServiceNow, Inc. (a)	305,354	235,531,754
		$941,972,463
Construction – 4.5%
AZEK Co., Inc. (a)	4,085,855	$196,570,484
Martin Marietta Materials, Inc.	118,959	68,723,804
Vulcan Materials Co.	1,452,572	386,166,266
		$651,460,554
Consumer Products – 1.4%
Church & Dwight Co., Inc.	1,744,565	$174,665,848
ODDITY Tech Ltd. (a)(l)	831,195	35,059,805
		$209,725,653
Consumer Services – 1.6%
Bright Horizons Family Solutions, Inc. (a)	2,007,164	$230,542,857
Electrical Equipment – 5.0%
AMETEK, Inc.	2,103,040	$378,925,747
Hubbell, Inc.	299,775	114,115,349
Littlefuse, Inc.	254,908	60,729,282
nVent Electric PLC	1,483,819	99,890,695
Rockwell Automation, Inc.	263,674	75,168,184
		$728,829,257
Electronics – 6.0%
ASM International N.V.	527,830	$321,578,824
Entegris, Inc.	249,724	33,552,916
Monolithic Power Systems, Inc.	730,796	526,202,352
		$881,334,092
Energy - Independent – 1.3%
Chesapeake Energy Corp.	1,317,378	$109,052,551
Diamondback Energy, Inc.	429,818	78,450,381
		$187,502,932
Engineering - Construction – 0.6%
Quanta Services, Inc.	356,267	$86,042,043
Entertainment – 1.8%
Spotify Technology S.A. (a)	1,014,068	$260,017,176
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 3.9%
DraftKings, Inc. (a)	3,672,776	$159,104,656
Hyatt Hotels Corp.	1,551,655	238,318,691
Las Vegas Sands Corp.	1,230,850	67,105,942
Red Rock Resorts, Inc.	1,788,754	103,729,845
		$568,259,134
General Merchandise – 0.3%
Five Below, Inc. (a)	197,132	$39,560,450
Insurance – 1.8%
Arthur J. Gallagher & Co.	1,092,789	$266,564,021
Internet – 2.5%
Gartner, Inc. (a)	701,648	$326,659,243
Match Group, Inc. (a)	1,156,215	41,669,989
		$368,329,232
Leisure & Toys – 2.3%
Electronic Arts, Inc.	274,855	$38,336,775
Take-Two Interactive Software, Inc. (a)	2,071,743	304,401,199
		$342,737,974
Machinery & Tools – 2.7%
Ingersoll Rand, Inc.	1,879,486	$171,653,456
Wabtec Corp.	1,551,567	219,220,902
		$390,874,358
Medical & Health Technology & Services – 4.8%
Chemed Corp.	182,258	$114,117,202
ICON PLC (a)	750,542	240,638,776
IDEXX Laboratories, Inc. (a)	258,168	148,505,979
Veeva Systems, Inc. (a)	861,897	194,366,392
		$697,628,349
Medical Equipment – 10.2%
Agilent Technologies, Inc.	1,619,339	$222,432,405
Bio-Techne Corp.	1,412,299	103,902,837
Bruker BioSciences Corp.	2,707,741	234,327,906
DexCom, Inc. (a)	1,626,230	187,130,286
Envista Holdings Corp. (a)	558,061	11,523,960
Masimo Corp. (a)	644,192	82,804,440
Natera, Inc. (a)	1,429,957	123,676,981
STERIS PLC	1,175,159	273,706,283
Waters Corp. (a)	189,419	63,913,759
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
West Pharmaceutical Services, Inc.	544,975	$195,297,241
		$1,498,716,098
Pharmaceuticals – 2.1%
Argenx SE, ADR (a)	104,756	$39,808,328
Ascendis Pharma, ADR (a)(h)	1,169,326	172,779,610
Legend Biotech Corp., ADR (a)	1,339,933	87,310,034
		$299,897,972
Pollution Control – 0.9%
GFL Environmental, Inc.	3,452,542	$124,567,715
Printing & Publishing – 2.3%
Warner Music Group Corp.	1,048,913	$36,638,531
Wolters Kluwer N.V.	1,946,395	306,819,354
		$343,457,885
Restaurants – 2.2%
Chipotle Mexican Grill, Inc., “A” (a)	68,991	$185,500,931
Wingstop, Inc.	408,405	143,370,575
		$328,871,506
Specialty Stores – 4.6%
Lululemon Athletica, Inc. (a)	318,720	$148,870,925
O'Reilly Automotive, Inc. (a)	210,978	229,421,697
Tractor Supply Co.	417,880	106,275,242
Ulta Beauty, Inc. (a)	344,949	189,225,223
		$673,793,087
Telecommunications - Wireless – 0.3%
SBA Communications Corp., REIT	228,193	$47,744,821
Trucking – 0.3%
Saia, Inc. (a)	77,612	$44,657,945
Total Common Stocks (Identified Cost, $8,765,801,575)		$14,512,460,052

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/2040) (a)(Identified Cost, $0)	CAD 11.5	N/A	115,391	$0

7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.37% (v) (Identified Cost, $104,380,272)	104,380,747	$104,380,746
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.25% (j) (Identified Cost, $27,517,600)	27,517,600	$27,517,600

Other Assets, Less Liabilities – 0.0%		6,736,400
Net Assets – 100.0%		$14,651,094,798

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $277,160,356 and $14,367,198,042, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
8

Financial Statements
Statement of Assets and Liabilities
At 2/29/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $27,636,673 of securities on loan (identified cost, $8,655,802,581)	$14,367,198,042
Investments in affiliated issuers, at value (identified cost, $241,896,866)	277,160,356
Receivables for
Investments sold	158,153,360
Fund shares sold	19,780,426
Interest and dividends	6,370,561
Other assets	78,582
Total assets	$14,828,741,327
Liabilities
Payables for
Investments purchased	$133,726,293
Fund shares reacquired	13,259,967
Collateral for securities loaned, at value	27,517,600
Payable to affiliates
Investment adviser	495,095
Administrative services fee	3,368
Shareholder servicing costs	2,251,593
Distribution and service fees	38,662
Payable for independent Trustees' compensation	18,879
Accrued expenses and other liabilities	335,072
Total liabilities	$177,646,529
Net assets	$14,651,094,798
Net assets consist of
Paid-in capital	$8,875,376,824
Total distributable earnings (loss)	5,775,717,974
Net assets	$14,651,094,798
Shares of beneficial interest outstanding	471,516,816
9

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,771,311,662	60,917,716	$29.08
Class B	7,365,364	325,590	22.62
Class C	82,726,840	3,783,779	21.86
Class I	3,888,751,344	123,881,102	31.39
Class R1	3,128,194	139,023	22.50
Class R2	26,380,844	981,342	26.88
Class R3	662,795,829	22,949,312	28.88
Class R4	276,669,102	9,037,491	30.61
Class R6	7,931,965,619	249,501,461	31.79

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $30.85 [100 / 94.25 x $29.08]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
10

Financial Statements
Statement of Operations
Six months ended 2/29/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$32,241,631
Dividends from affiliated issuers	8,742,028
Income on securities loaned	397,599
Other	106,595
Foreign taxes withheld	(60,677)
Total investment income	$41,427,176
Expenses
Management fee	$41,716,186
Distribution and service fees	3,177,698
Shareholder servicing costs	4,010,066
Administrative services fee	305,852
Independent Trustees' compensation	63,340
Custodian fee	219,817
Shareholder communications	388,996
Audit and tax fees	34,447
Legal fees	33,977
Miscellaneous	225,923
Total expenses	$50,176,302
Fees paid indirectly	(3,232)
Reduction of expenses by investment adviser and distributor	(841,352)
Net expenses	$49,331,718
Net investment income (loss)	$(7,904,542)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$344,130,211
Affiliated issuers	18,022
Foreign currency	(33,432)
Net realized gain (loss)	$344,114,801
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,664,281,817
Affiliated issuers	60,242,061
Translation of assets and liabilities in foreign currencies	11,680
Net unrealized gain (loss)	$1,724,535,558
Net realized and unrealized gain (loss)	$2,068,650,359
Change in net assets from operations	$2,060,745,817
See Notes to Financial Statements
11

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23
Change in net assets
From operations
Net investment income (loss)	$(7,904,542)	$3,667,814
Net realized gain (loss)	344,114,801	(225,145,025)
Net unrealized gain (loss)	1,724,535,558	1,583,140,947
Change in net assets from operations	$2,060,745,817	$1,361,663,736
Change in net assets from fund share transactions	$(483,955,811)	$(1,488,530,966)
Total change in net assets	$1,576,790,006	$(126,867,230)
Net assets
At beginning of period	13,074,304,792	13,201,172,022
At end of period	$14,651,094,798	$13,074,304,792
See Notes to Financial Statements
12

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$25.03	$22.55	$31.84	$24.65	$20.19	$19.16
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.06)	$(0.15)	$(0.18)	$(0.07)	$(0.07)
Net realized and unrealized gain (loss)	4.10	2.54	(8.02)	7.60	4.71	1.83
Total from investment operations	$4.05	$2.48	$(8.17)	$7.42	$4.64	$1.76
Less distributions declared to shareholders
From net realized gain	$—	$—	$(1.12)	$(0.23)	$(0.18)	$(0.73)
Net asset value, end of period (x)	$29.08	$25.03	$22.55	$31.84	$24.65	$20.19
Total return (%) (r)(s)(t)(x)	16.18(n)	11.00	(26.53)	30.30	23.16	10.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04(a)	1.04	1.03	1.01	1.05	1.10
Expenses after expense reductions (f)	1.02(a)	1.03	1.01	1.00	1.04	1.09
Net investment income (loss)	(0.39)(a)	(0.24)	(0.54)	(0.65)	(0.35)	(0.36)
Portfolio turnover	17(n)	30	21	23	34	21
Net assets at end of period (000 omitted)	$1,771,312	$1,560,931	$1,477,097	$2,130,372	$1,483,320	$1,065,566
See Notes to Financial Statements
13

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$19.55	$17.75	$25.48	$19.91	$16.47	$15.90
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.18)	$(0.28)	$(0.31)	$(0.19)	$(0.17)
Net realized and unrealized gain (loss)	3.18	1.98(g)	(6.33)(g)	6.11	3.81	1.47
Total from investment operations	$3.07	$1.80	$(6.61)	$5.80	$3.62	$1.30
Less distributions declared to shareholders
From net realized gain	$—	$—	$(1.12)	$(0.23)	$(0.18)	$(0.73)
Net asset value, end of period (x)	$22.62	$19.55	$17.75	$25.48	$19.91	$16.47
Total return (%) (r)(s)(t)(x)	15.70(n)	10.14	(27.05)	29.36	22.20	9.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79(a)	1.79	1.78	1.76	1.80	1.85
Expenses after expense reductions (f)	1.78(a)	1.78	1.76	1.75	1.79	1.84
Net investment income (loss)	(1.14)(a)	(0.99)	(1.30)	(1.39)	(1.10)	(1.12)
Portfolio turnover	17(n)	30	21	23	34	21
Net assets at end of period (000 omitted)	$7,365	$8,033	$10,002	$18,021	$17,725	$18,581

Class C	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$18.89	$17.15	$24.66	$19.28	$15.95	$15.42
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.17)	$(0.27)	$(0.30)	$(0.18)	$(0.16)
Net realized and unrealized gain (loss)	3.08	1.91(g)	(6.12)(g)	5.91(g)	3.69	1.42
Total from investment operations	$2.97	$1.74	$(6.39)	$5.61	$3.51	$1.26
Less distributions declared to shareholders
From net realized gain	$—	$—	$(1.12)	$(0.23)	$(0.18)	$(0.73)
Net asset value, end of period (x)	$21.86	$18.89	$17.15	$24.66	$19.28	$15.95
Total return (%) (r)(s)(t)(x)	15.72(n)	10.15	(27.06)	29.34	22.23	9.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79(a)	1.79	1.78	1.76	1.80	1.85
Expenses after expense reductions (f)	1.78(a)	1.78	1.76	1.75	1.79	1.84
Net investment income (loss)	(1.14)(a)	(0.99)	(1.30)	(1.40)	(1.10)	(1.11)
Portfolio turnover	17(n)	30	21	23	34	21
Net assets at end of period (000 omitted)	$82,727	$76,216	$85,842	$137,007	$109,521	$78,858
See Notes to Financial Statements
14

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$26.99	$24.26	$34.07	$26.30	$21.48	$20.28
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.00(w)	$(0.08)	$(0.12)	$(0.02)	$(0.02)
Net realized and unrealized gain (loss)	4.42	2.73	(8.61)	8.12	5.02	1.95
Total from investment operations	$4.40	$2.73	$(8.69)	$8.00	$5.00	$1.93
Less distributions declared to shareholders
From net realized gain	$—	$—	$(1.12)	$(0.23)	$(0.18)	$(0.73)
Net asset value, end of period (x)	$31.39	$26.99	$24.26	$34.07	$26.30	$21.48
Total return (%) (r)(s)(t)(x)	16.30(n)	11.25	(26.32)	30.60	23.45	10.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79(a)	0.79	0.78	0.76	0.80	0.84
Expenses after expense reductions (f)	0.77(a)	0.78	0.77	0.75	0.79	0.83
Net investment income (loss)	(0.14)(a)	0.01	(0.28)	(0.40)	(0.10)	(0.09)
Portfolio turnover	17(n)	30	21	23	34	21
Net assets at end of period (000 omitted)	$3,888,751	$3,541,201	$4,344,475	$4,444,325	$3,837,781	$1,330,368
See Notes to Financial Statements
15

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$19.44	$17.65	$25.35	$19.81	$16.39	$15.82
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.18)	$(0.28)	$(0.31)	$(0.18)	$(0.17)
Net realized and unrealized gain (loss)	3.17	1.97(g)	(6.30)(g)	6.08	3.78	1.47
Total from investment operations	$3.06	$1.79	$(6.58)	$5.77	$3.60	$1.30
Less distributions declared to shareholders
From net realized gain	$—	$—	$(1.12)	$(0.23)	$(0.18)	$(0.73)
Net asset value, end of period (x)	$22.50	$19.44	$17.65	$25.35	$19.81	$16.39
Total return (%) (r)(s)(t)(x)	15.74(n)	10.14	(27.07)	29.36	22.18	9.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79(a)	1.79	1.78	1.76	1.80	1.85
Expenses after expense reductions (f)	1.78(a)	1.78	1.76	1.75	1.79	1.84
Net investment income (loss)	(1.14)(a)	(0.99)	(1.30)	(1.39)	(1.09)	(1.12)
Portfolio turnover	17(n)	30	21	23	34	21
Net assets at end of period (000 omitted)	$3,128	$3,097	$3,040	$5,281	$4,187	$3,472

Class R2	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$23.17	$20.93	$29.70	$23.06	$18.95	$18.08
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.10)	$(0.20)	$(0.24)	$(0.12)	$(0.11)
Net realized and unrealized gain (loss)	3.79	2.34	(7.45)	7.11	4.41	1.71
Total from investment operations	$3.71	$2.24	$(7.65)	$6.87	$4.29	$1.60
Less distributions declared to shareholders
From net realized gain	$—	$—	$(1.12)	$(0.23)	$(0.18)	$(0.73)
Net asset value, end of period (x)	$26.88	$23.17	$20.93	$29.70	$23.06	$18.95
Total return (%) (r)(s)(t)(x)	16.01(n)	10.70	(26.70)	30.00	22.83	9.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29(a)	1.29	1.28	1.26	1.30	1.35
Expenses after expense reductions (f)	1.27(a)	1.28	1.27	1.25	1.29	1.34
Net investment income (loss)	(0.64)(a)	(0.49)	(0.79)	(0.90)	(0.60)	(0.61)
Portfolio turnover	17(n)	30	21	23	34	21
Net assets at end of period (000 omitted)	$26,381	$23,393	$21,633	$29,120	$15,176	$11,060
See Notes to Financial Statements
16

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$24.86	$22.40	$31.63	$24.49	$20.06	$19.04
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.05)	$(0.14)	$(0.18)	$(0.07)	$(0.06)
Net realized and unrealized gain (loss)	4.07	2.51	(7.97)	7.55	4.68	1.81
Total from investment operations	$4.02	$2.46	$(8.11)	$7.37	$4.61	$1.75
Less distributions declared to shareholders
From net realized gain	$—	$—	$(1.12)	$(0.23)	$(0.18)	$(0.73)
Net asset value, end of period (x)	$28.88	$24.86	$22.40	$31.63	$24.49	$20.06
Total return (%) (r)(s)(t)(x)	16.17(n)	10.98	(26.52)	30.29	23.16	10.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04(a)	1.04	1.03	1.01	1.05	1.09
Expenses after expense reductions (f)	1.02(a)	1.03	1.01	1.00	1.04	1.09
Net investment income (loss)	(0.39)(a)	(0.24)	(0.54)	(0.65)	(0.35)	(0.34)
Portfolio turnover	17(n)	30	21	23	34	21
Net assets at end of period (000 omitted)	$662,796	$592,712	$557,897	$777,474	$451,972	$239,505

Class R4	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$26.32	$23.66	$33.25	$25.67	$20.97	$19.82
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.00(w)	$(0.08)	$(0.12)	$(0.02)	$(0.02)
Net realized and unrealized gain (loss)	4.31	2.66	(8.39)	7.93	4.90	1.90
Total from investment operations	$4.29	$2.66	$(8.47)	$7.81	$4.88	$1.88
Less distributions declared to shareholders
From net realized gain	$—	$—	$(1.12)	$(0.23)	$(0.18)	$(0.73)
Net asset value, end of period (x)	$30.61	$26.32	$23.66	$33.25	$25.67	$20.97
Total return (%) (r)(s)(t)(x)	16.30(n)	11.24	(26.30)	30.61	23.45	10.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79(a)	0.79	0.78	0.76	0.80	0.84
Expenses after expense reductions (f)	0.77(a)	0.78	0.76	0.75	0.79	0.83
Net investment income (loss)	(0.14)(a)	0.01	(0.29)	(0.40)	(0.10)	(0.08)
Portfolio turnover	17(n)	30	21	23	34	21
Net assets at end of period (000 omitted)	$276,669	$268,875	$300,198	$389,323	$242,937	$173,441
See Notes to Financial Statements
17

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$27.32	$24.52	$34.39	$26.51	$21.63	$20.40
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.04	$(0.05)	$(0.09)	$(0.00)(w)	$(0.00)(w)
Net realized and unrealized gain (loss)	4.47	2.76	(8.70)	8.20	5.06	1.96
Total from investment operations	$4.47	$2.80	$(8.75)	$8.11	$5.06	$1.96
Less distributions declared to shareholders
From net realized gain	$—	$—	$(1.12)	$(0.23)	$(0.18)	$(0.73)
Net asset value, end of period (x)	$31.79	$27.32	$24.52	$34.39	$26.51	$21.63
Total return (%) (r)(s)(t)(x)	16.36(n)	11.42	(26.24)	30.78	23.57	10.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66(a)	0.67	0.66	0.66	0.70	0.75
Expenses after expense reductions (f)	0.65(a)	0.65	0.65	0.65	0.69	0.74
Net investment income (loss)	(0.02)(a)	0.14	(0.18)	(0.30)	(0.01)	(0.01)
Portfolio turnover	17(n)	30	21	23	34	21
Net assets at end of period (000 omitted)	$7,931,966	$6,999,847	$6,400,990	$8,056,150	$5,343,295	$3,053,325

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
18

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Mid Cap Growth Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a
19

Notes to Financial Statements (unaudited) - continued
third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant
20

Notes to Financial Statements (unaudited) - continued
unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$13,140,353,234	$—	$—	$13,140,353,234
Netherlands	628,398,178	—	—	628,398,178
Canada	408,750,863	0	—	408,750,863
Denmark	172,779,610	—	—	172,779,610
China	87,310,034	—	—	87,310,034
Belgium	39,808,328	—	—	39,808,328
Israel	35,059,805	—	—	35,059,805
Mutual Funds	131,898,346	—	—	131,898,346
Total	$14,644,358,398	$0	$—	$14,644,358,398
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities
21

Notes to Financial Statements (unaudited) - continued
in the fund's Portfolio of Investments, with a fair value of $27,636,673. The fair value of the fund's investment securities on loan and a related liability of $27,517,600 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The value of the fund's securities on loan is marked to market daily and daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. The value of the fund's securities on loan net of the related collateral is $119,073 at period end. This collateral shortfall was adjusted for the following business day. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended February 29, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and
22

Notes to Financial Statements (unaudited) - continued
state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and redemptions in-kind.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/29/24
Cost of investments	$8,914,345,597
Gross appreciation	5,853,039,349
Gross depreciation	(123,026,548)
Net unrealized appreciation (depreciation)	$5,730,012,801
As of 8/31/23
Capital loss carryforwards	(262,818,736)
Late year ordinary loss deferral	(176,108)
Other temporary differences	(12,227)
Net unrealized appreciation (depreciation)	3,977,979,228
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(262,818,736)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase.
23

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $5 billion	0.65%
In excess of $5 billion and up to $10 billion	0.62%
In excess of $10 billion and up to $20 billion	0.60%
In excess of $20 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, this management fee reduction amounted to $841,233, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.63% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.95%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $98,836 for the six months ended February 29, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and
24

Notes to Financial Statements (unaudited) - continued
another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,959,941
Class B	0.75%	0.25%	1.00%	1.00%	36,326
Class C	0.75%	0.25%	1.00%	1.00%	375,544
Class R1	0.75%	0.25%	1.00%	1.00%	14,605
Class R2	0.25%	0.25%	0.50%	0.50%	57,549
Class R3	—	0.25%	0.25%	0.25%	733,733
Total Distribution and Service Fees					$3,177,698
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 29, 2024, this rebate amounted to $119 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2024, were as follows:
Amount
Class A	$7,950
Class B	1,407
Class C	2,641
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 29, 2024, the fee was $208,916, which equated to 0.0032% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,801,150.
25

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.0047% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 29, 2024, this reimbursement amounted to $106,595, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 29, 2024, purchases and sales of investments, other than short-term obligations, aggregated $2,173,623,831 and $2,402,273,606, respectively.
26

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,489,384	$90,192,930	6,793,284	$157,786,486
Class B	615	11,949	4,974	93,494
Class C	226,146	4,386,558	339,404	5,947,419
Class I	11,389,820	317,928,241	32,405,384	802,020,268
Class R1	9,041	180,623	28,035	508,425
Class R2	104,765	2,504,889	200,572	4,328,218
Class R3	1,656,723	42,779,730	3,483,597	79,637,903
Class R4	451,563	12,202,947	1,244,875	30,125,069
Class R6	21,800,776	609,029,481	47,356,728	1,192,536,320
	39,128,833	$1,079,217,348	91,856,853	$2,272,983,602
Shares reacquired
Class A	(4,933,177)	$(126,948,621)	(9,923,273)	$(229,185,981)
Class B	(86,031)	(1,698,490)	(157,611)	(2,852,374)
Class C	(476,857)	(9,248,559)	(1,310,183)	(22,895,214)
Class I	(18,719,372)	(509,735,301)	(80,289,596)	(1,995,690,788)
Class R1	(29,310)	(577,768)	(40,959)	(738,986)
Class R2	(133,037)	(3,075,527)	(224,530)	(4,795,328)
Class R3	(2,548,011)	(64,236,024)	(4,547,088)	(105,133,340)
Class R4	(1,629,764)	(42,045,152)	(3,718,861)	(87,895,279)
Class R6	(28,554,071)	(805,607,717)	(52,147,027)	(1,312,327,278)
	(57,109,630)	$(1,563,173,159)	(152,359,128)	$(3,761,514,568)
Net change
Class A	(1,443,793)	$(36,755,691)	(3,129,989)	$(71,399,495)
Class B	(85,416)	(1,686,541)	(152,637)	(2,758,880)
Class C	(250,711)	(4,862,001)	(970,779)	(16,947,795)
Class I	(7,329,552)	(191,807,060)	(47,884,212)	(1,193,670,520)
Class R1	(20,269)	(397,145)	(12,924)	(230,561)
Class R2	(28,272)	(570,638)	(23,958)	(467,110)
Class R3	(891,288)	(21,456,294)	(1,063,491)	(25,495,437)
Class R4	(1,178,201)	(29,842,205)	(2,473,986)	(57,770,210)
Class R6	(6,753,295)	(196,578,236)	(4,790,299)	(119,790,958)
	(17,980,797)	$(483,955,811)	(60,502,275)	$(1,488,530,966)
27

Notes to Financial Statements (unaudited) - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 4%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2024, the fund’s commitment fee and interest expense were $32,048 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Ascendis Pharma, ADR	$88,520,882	$24,590,007	$607,534	$(7,643)	$60,283,898	$172,779,610
MFS Institutional Money Market Portfolio	419,936,182	441,453,137	756,992,401	25,665	(41,837)	104,380,746
	$508,457,064	$466,043,144	$757,599,935	$18,022	$60,242,061	$277,160,356
28

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Ascendis Pharma, ADR	$—	$—
MFS Institutional Money Market Portfolio	8,742,028	—
	$8,742,028	$—
(8) Subsequent Event
On April 5, 2024, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities and cash that were valued at $192,072,468.  The redeeming shareholder generally receives a pro rata share of the securities held by the fund.  The distribution of such securities generated a realized gain of $99,675,662 for the fund.
29

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
30

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the "Code") pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code's definition enumerated in paragraph

(b)of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 14. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto as EX-99.COE.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IV

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: April 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: April 12, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: April 12, 2024

* Print name and title of each signing officer under his or her signature.